UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Sustainable Developing World Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Sustainable International Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM Focused Small Cap Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM International Long-Term Growth Fund Investor Class Shares – WILGX Institutional Class Shares – WCMTX

SEMI-ANNUAL REPORT

OCTOBER 31, 2021

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	48
Statements of Operations	52
Statements of Changes in Net Assets	56
Financial Highlights	68
Notes to Financial Statements	91
Supplemental Information	110
Fund Performance	112
Expense Examples	124

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	ARGENTINA — 2.7%
525,236	MercadoLibre, Inc.*	$777,885,021
	AUSTRALIA — 5.9%
1,606,971	Atlassian Corp. PLC - Class A*	736,201,624
4,261,293	CSL Ltd.	963,198,386
		1,699,400,010
	BRAZIL — 0.7%
110,746,700	Magazine Luiza S.A.	212,121,590
	CANADA — 10.4%
13,702,907	Canadian Pacific Railway Ltd.	1,060,605,002
2,053,187	Lululemon Athletica, Inc.*	956,805,674
653,412	Shopify, Inc.*	958,378,982
		2,975,789,658
	CHINA — 6.1%
48,563,000	Li Ning Co., Ltd.	539,900,970
24,977,330	Shenzhou International Group Holdings Ltd.	538,679,516
44,472,874	Wuxi Biologics Cayman, Inc.*	676,767,339
		1,755,347,825
	DENMARK — 3.6%
4,448,821	DSV A/S	1,033,910,148
	FRANCE — 5.1%
1,149,869	LVMH Moet Hennessy Louis Vuitton S.E.	900,117,081
2,470,062	Pernod Ricard S.A.	567,334,781
		1,467,451,862
	HONG KONG — 2.9%
74,049,600	AIA Group Ltd.	836,097,598
	IRELAND — 14.2%
2,619,571	Accenture PLC - Class A	939,875,879
1,962,564	Aon PLC - Class A	627,863,475
20,815,280	Experian PLC	953,452,062
3,048,572	ICON PLC*	874,238,993
2,878,591	STERIS PLC	672,841,860
		4,068,272,269

1

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 2.8%
3,412,607	Ferrari N.V.	$808,674,645
	JAPAN — 5.7%
1,433,833	Keyence Corp.	861,872,330
3,553,300	Lasertec Corp.	780,338,662
		1,642,210,992
	NETHERLANDS — 6.6%
243,807	Adyen N.V.*	735,704,743
1,405,011	ASML Holding N.V.	1,142,105,342
		1,877,810,085
	SPAIN — 2.0%
8,601,440	Amadeus IT Group S.A.*	575,086,452
	SWEDEN — 4.5%
11,310,829	Atlas Copco A.B. - A Shares	726,748,421
3,520,716	Evolution A.B.	569,513,119
		1,296,261,540
	SWITZERLAND — 13.9%
9,500,733	Alcon, Inc.	785,086,783
1,022,559	Lonza Group A.G.	838,283,951
519,413	Mettler-Toledo International, Inc.*	769,188,323
5,487,271	Nestle S.A.	724,084,843
2,556,521	Sika A.G.	865,576,136
		3,982,220,036
	TAIWAN — 3.7%
9,304,100	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,057,876,170
	UNITED STATES — 6.5%
1,219,425	EPAM Systems, Inc.*	820,965,687
3,906,402	ResMed, Inc.	1,027,032,150
		1,847,997,837
	TOTAL COMMON STOCKS
	(Cost $17,406,705,925)	27,914,413,738
2

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$758,690,735	UMB Bank Demand Deposit, 0.01%[1]	$758,690,735
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $758,690,735)	758,690,735
	TOTAL INVESTMENTS — 99.9%
	(Cost $18,165,396,660)	28,673,104,473
	Other Assets in Excess of Liabilities — 0.1%	24,305,414
	TOTAL NET ASSETS — 100.0%	$28,697,409,887

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

3

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.3%
Health Care	23.0%
Consumer Discretionary	18.5%
Industrials	12.9%
Financials	5.1%
Consumer Staples	4.5%
Materials	3.0%
Total Common Stocks	97.3%
Short-Term Investments	2.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.0%
	ARGENTINA — 3.7%
214,333	Globant S.A.*	$68,412,950
17,889	MercadoLibre, Inc.*	26,493,967
		94,906,917
	BRAZIL — 3.8%
10,023,250	Hapvida Participacoes e Investimentos S.A.	20,494,756
15,164,400	Magazine Luiza S.A.	29,045,530
2,034,880	Notre Dame Intermedica Participacoes S.A.	23,140,189
759,111	XP, Inc.*	24,906,432
		97,586,907
	CHINA — 29.1%
429,709	Alibaba Group Holding Ltd. - ADR*	70,876,202
523,173	Beijing Kingsoft Office Software, Inc. - Class A	24,140,535
13,513,330	China Mengniu Dairy Co., Ltd.*	86,059,444
6,464,052	Guangzhou GRG Metrology & Test Co., Ltd. - Class A*	25,980,251
2,543,171	Hundsun Technologies, Inc. - Class A	25,037,078
10,056,000	Kingdee International Software Group Co., Ltd.*	33,216,271
6,373,000	Li Ning Co., Ltd.	70,852,066
1,042,805	Meituan - Class B*	36,133,954
3,614,249	Shandong Pharmaceutical Glass Co., Ltd. - Class A	19,208,446
3,382,520	Shenzhou International Group Holdings Ltd.	72,949,920
536,215	Silergy Corp.	88,313,455
1,583,234	Tencent Holdings Ltd.	97,877,457
1,239,776	Wuliangye Yibin Co., Ltd. - Class A	41,945,822
2,623,702	WuXi AppTec Co., Ltd. - Class H	56,078,869
		748,669,770
	CYPRUS — 1.1%
273,539	TCS Group Holding PLC - GDR	28,010,394
	HONG KONG — 6.0%
6,882,846	AIA Group Ltd.	77,714,545
3,778,385	Techtronic Industries Co., Ltd.	77,748,145
		155,462,690
	INDIA — 13.7%
582,502	Asian Paints Ltd.	24,115,693
361,467	Avenue Supermarts Ltd.*	22,376,244
1,160,005	Divi's Laboratories Ltd.	79,782,265
2,503,466	HDFC Bank Ltd.	52,918,568
2,956,675	Kotak Mahindra Bank Ltd.	80,199,602
644,869	PI Industries Ltd.	25,835,219
5

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
753,813	WNS Holdings Ltd. - ADR*	$66,946,132
		352,173,723
	INDONESIA — 1.6%
76,562,075	Bank Central Asia Tbk P.T.	40,395,377
	MEXICO — 3.9%
5,329,384	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	32,158,023
192,237	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	38,764,591
8,781,189	Wal-Mart de Mexico S.A.B. de C.V.	30,628,384
		101,550,998
	NETHERLANDS — 1.4%
408,407	BE Semiconductor Industries N.V.	37,276,404
	PERU — 0.8%
169,305	Credicorp Ltd.	21,952,086
	POLAND — 1.2%
354,073	Dino Polska S.A.*	31,629,350
	RUSSIA — 3.9%
14,637,865	Moscow Exchange MICEX-RTS PJSC	35,893,970
783,361	Yandex N.V. - Class A*	64,893,625
		100,787,595
	SOUTH AFRICA — 1.4%
312,286	Capitec Bank Holdings Ltd.	34,893,846
	SOUTH KOREA — 4.4%
876,298	Coupang, Inc.*	26,078,628
345,157	Douzone Bizon Co., Ltd.	24,013,747
19,921	LG Household & Health Care Ltd.	19,962,767
123,444	NAVER Corp.	42,994,915
		113,050,057
	TAIWAN — 9.1%
1,040,629	Airtac International Group	31,059,643
9,618,000	Taiwan Semiconductor Manufacturing Co., Ltd.	204,060,629
		235,120,272
6

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND — 0.7%
8,810,730	Airports of Thailand PCL	$17,126,259
	UNITED KINGDOM — 1.9%
761,264	Wizz Air Holdings PLC*	48,142,890
	UNITED STATES — 5.3%
159,621	EPAM Systems, Inc.*	107,463,242
582,057	Freshworks, Inc. - Class A*	29,248,364
		136,711,606
	TOTAL COMMON STOCKS
	(Cost $2,152,399,485)	2,395,447,141
	PARTICIPATION CERTIFICATES — 1.8%
	CHINA — 1.8%
502,400	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	47,203,595
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $25,638,015)	47,203,595

Principal Amount
	SHORT-TERM INVESTMENTS — 5.3%
$136,379,684	UMB Bank Demand Deposit, 0.01%[2]	136,379,684
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $136,379,684)	136,379,684
	TOTAL INVESTMENTS — 100.1%
	(Cost $2,314,417,184)	2,579,030,420
	Liabilities in Excess of Other Assets — (0.1)%	(2,887,029)
	TOTAL NET ASSETS — 100.0%	$2,576,143,391

ADR – American Depository Receipt

GDR – Global Depository Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $47,203,595, which represents 1.83% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

7

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	27.5%
Financials	15.4%
Consumer Discretionary	11.5%
Industrials	10.5%
Communications	9.4%
Consumer Staples	9.0%
Health Care	7.0%
Materials	2.7%
Total Common Stocks	93.0%
Participation Certificates
Technology	1.8%
Total Participation Certificates	1.8%
Short-Term Investments	5.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	ARGENTINA — 2.3%
9,034	MercadoLibre, Inc.*	$13,379,535
	AUSTRALIA — 1.2%
30,723	CSL Ltd.	6,944,452
	BRAZIL — 0.8%
2,267,500	Magazine Luiza S.A.	4,343,115
	CANADA — 6.4%
24,004	Lululemon Athletica, Inc.*	11,186,104
17,654	Shopify, Inc.*	25,893,651
		37,079,755
	CHINA — 2.4%
915,936	Wuxi Biologics Cayman, Inc.*	13,938,284
	FRANCE — 5.5%
25,863	LVMH Moet Hennessy Louis Vuitton S.E.	20,245,548
49,781	Pernod Ricard S.A.	11,433,921
		31,679,469
	HONG KONG — 1.7%
888,600	AIA Group Ltd.	10,033,225
	ITALY — 1.8%
43,731	Ferrari N.V.	10,362,796
	JAPAN — 2.2%
20,610	Keyence Corp.	12,388,604
	NETHERLANDS — 2.7%
5,067	Adyen N.V.*	15,290,028
	NORWAY — 2.0%
2,967,870	AutoStore Holdings Ltd.*	11,697,017
	SWEDEN — 4.2%
192,085	Atlas Copco A.B. - A Shares	12,341,931
72,013	Evolution A.B.	11,648,866
		23,990,797
9

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND — 3.8%
107,960	Alcon, Inc.	$8,921,203
8,826	Mettler-Toledo International, Inc.*	13,070,247
		21,991,450
	TAIWAN — 2.9%
146,455	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	16,651,934
	UNITED STATES — 57.2%
233,019	Amphenol Corp. - Class A	17,888,869
135,047	Church & Dwight Co., Inc.	11,797,706
24,980	Costco Wholesale Corp.	12,278,669
91,955	Entegris, Inc.	12,945,425
19,943	Fair Isaac Corp.*	7,941,303
94,716	First Republic Bank	20,489,912
101,861	Floor & Decor Holdings, Inc. - Class A*	13,844,947
180,368	Graco, Inc.	13,560,066
79,798	HEICO Corp. - Class A	10,029,013
17,790	Lam Research Corp.	10,025,910
23,877	MSCI, Inc.	15,875,340
103,301	NIKE, Inc. - Class B	17,281,224
62,552	Old Dominion Freight Line, Inc.	21,352,125
16,200	Procore Technologies, Inc.*	1,481,490
42,372	Repligen Corp.*	12,309,066
27,803	ServiceNow, Inc.*	19,399,821
75,057	Sherwin-Williams Co.	23,763,797
101,095	Stryker Corp.	26,898,347
36,808	Thermo Fisher Scientific, Inc.	23,302,041
73,978	Visa, Inc. - Class A	15,666,321
49,524	West Pharmaceutical Services, Inc.	21,289,377
		329,420,769
	TOTAL COMMON STOCKS
	(Cost $397,261,871)	559,191,230

10

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.9%
$16,494,972	UMB Bank Demand Deposit, 0.01%[1]	$16,494,972
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,494,972)	16,494,972
	TOTAL INVESTMENTS — 100.0%
	(Cost $413,756,843)	575,686,202
	Liabilities in Excess of Other Assets — (0.0)%	(148,765)
	TOTAL NET ASSETS — 100.0%	$575,537,437

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

11

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	26.5%
Health Care	22.0%
Consumer Discretionary	17.8%
Industrials	15.2%
Consumer Staples	6.2%
Financials	5.3%
Materials	4.1%
Total Common Stocks	97.1%
Short-Term Investments	2.9%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	AUSTRALIA — 1.0%
832,535	PEXA Group Ltd.*	$9,756,955
	BRAZIL — 1.6%
4,094,816	Empreendimentos Pague Menos S/A*	6,849,120
2,335,810	Grupo SBF S.A.*	8,666,477
		15,515,597
	CANADA — 6.6%
286,168	CAE, Inc.*	8,677,994
87,395	Cargojet, Inc.	13,914,984
178,715	Descartes Systems Group, Inc.*	14,594,962
136,261	Docebo, Inc.*	10,199,757
80,833	FirstService Corp.	16,122,186
		63,509,883
	CHINA — 1.6%
1,780,000	Angel Yeast Co., Ltd. - Class A	15,473,786
	DENMARK — 3.8%
40,621	ALK-Abello A/S*	17,599,277
148,049	Royal Unibrew A/S	18,368,659
		35,967,936
	FAROE ISLANDS — 1.5%
158,084	Bakkafrost P/F	14,599,739
	FINLAND — 1.3%
74,419	QT Group Oyj*	12,008,892
	FRANCE — 1.7%
61,058	SOITEC*	16,219,083
	GERMANY — 5.2%
159,137	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	23,821,803
13,851	Hypoport S.E.*	8,509,775
111,938	Mensch und Maschine Software S.E.	7,996,496
73,816	Steico S.E.	9,658,965
		49,987,039
	INDIA — 5.7%
276,961	Computer Age Management Services Ltd.	11,140,755
725,633	CreditAccess Grameen Ltd.*	6,088,990

13

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
1,121,136	Indian Energy Exchange Ltd.	$10,604,792
1,421,241	Syngene International Ltd.*	10,264,340
184,698	WNS Holdings Ltd. - ADR*	16,403,030
		54,501,907
	INDONESIA — 1.1%
39,460,210	Bank BTPN Syariah Tbk P.T.	10,611,851
	ISRAEL — 1.8%
208,073	Maytronics Ltd.	4,909,218
324,598	NEOGAMES S.A.*	12,058,816
		16,968,034
	ITALY — 4.2%
201,492	Interpump Group S.p.A.	14,848,127
983,267	Stevanato Group S.p.A.*	25,240,464
		40,088,591
	JAPAN — 12.2%
37,720	BayCurrent Consulting, Inc.	15,521,544
142,370	Freee KK*	10,167,947
42,900	GMO Financial Gate, Inc.	11,099,987
325,160	Japan Elevator Service Holdings Co., Ltd.	7,035,267
280,000	Jeol Ltd.	21,127,440
459,040	Kobe Bussan Co., Ltd.	15,767,858
178,200	Money Forward, Inc.*	12,070,226
403,600	Plaid, Inc.*	10,258,646
60,800	SHIFT, Inc.*	13,949,726
		116,998,641
	MALTA — 1.1%
743,768	Kindred Group PLC	10,392,660
	MEXICO — 1.2%
645,339	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	11,680,636
	NETHERLANDS — 2.0%
204,148	BE Semiconductor Industries N.V.	18,633,136
	NORWAY — 0.2%
2,232,893	Mercell Holding A.S.A.*	1,466,939

14

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 0.9%
592,273	InPost S.A.*	$8,445,590
	RUSSIA — 1.2%
212,609	HeadHunter Group PLC - ADR	11,238,512
	SINGAPORE — 2.1%
693,200	TDCX, Inc. - ADR*	19,880,976
	SPAIN — 1.3%
319,418	Fluidra S.A.	12,202,942
	SWEDEN — 12.7%
180,144	Avanza Bank Holding A.B.	7,150,802
1,566,367	Cary Group A.B.*	20,974,873
976,006	Dometic Group A.B.	14,188,909
461,956	Hemnet Group A.B.*	9,243,961
620,674	Nordnet A.B. publ	11,899,624
250,852	Sdiptech A.B. - Class B*	13,071,294
661,397	Sectra A.B. - B Shares*	16,142,153
824,957	SwedenCare A.B.	13,592,387
253,857	Vitec Software Group A.B.	14,986,667
		121,250,670
	SWITZERLAND — 9.3%
19,765	Bachem Holding A.G.	15,887,986
1,216,135	Global Blue Group Holding A.G.*	10,252,018
341,667	Medmix A.G.*,1	16,335,160
131,370	PolyPeptide Group A.G.*,1	16,758,427
15,477	Siegfried Holding A.G.*	14,866,778
24,718	Tecan Group A.G.	15,118,043
		89,218,412
	TAIWAN — 5.9%
365,598	Airtac International Group	10,911,999
152,000	ASPEED Technology, Inc.	15,140,694
1,872,000	Sinbon Electronics Co., Ltd.	15,483,036
1,287,000	Universal Vision Biotechnology Co., Ltd.	14,717,299
		56,253,028
	UNITED KINGDOM — 8.3%
306,255	Diploma PLC	12,590,530
94,686	Endava PLC - ADR*	15,003,944
15

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
1,396,355	IntegraFin Holdings PLC	$10,921,266
452,358	Softcat PLC	12,028,624
982,778	Team17 Group PLC*	9,549,369
344,373	VTEX - Class A*	5,499,637
217,193	Wizz Air Holdings PLC*	13,735,443
		79,328,813
	VIETNAM — 1.4%
3,119,050	FPT Corp.	13,284,221
	TOTAL COMMON STOCKS
	(Cost $742,244,628)	925,484,469

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$25,965,891	UMB Bank Demand Deposit, 0.01%[2]	25,965,891
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,965,891)	25,965,891
	TOTAL INVESTMENTS — 99.6%
	(Cost $768,210,519)	951,450,360
	Other Assets in Excess of Liabilities — 0.4%	4,165,200
	TOTAL NET ASSETS — 100.0%	$955,615,560

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $33,093,587, which represents 3.46% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.2%
Health Care	21.8%
Industrials	13.3%
Consumer Discretionary	9.9%
Financials	8.3%
Consumer Staples	7.4%
Communications	3.2%
Real Estate	1.7%
Utilities	1.1%
Total Common Stocks	96.9%
Short-Term Investments	2.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	CONSUMER DISCRETIONARY — 13.4%
5,808	Axon Enterprise, Inc.*	$1,045,208
10,487	Boot Barn Holdings, Inc.*	1,095,787
8,220	Brunswick Corp.	765,200
35,464	Callaway Golf Co.*	959,301
25,857	Clarus Corp.	713,136
5,583	Marriott Vacations Worldwide Corp.	877,759
12,984	Planet Fitness, Inc. - Class A*	1,032,877
6,473	Wingstop, Inc.	1,116,398
		7,605,666
	CONSUMER STAPLES — 5.3%
4,983	Casey's General Stores, Inc.	954,444
4,330	Helen of Troy Ltd.*	974,034
24,309	Performance Food Group Co.*	1,099,496
		3,027,974
	ENERGY — 0.9%
25,335	Coterra Energy, Inc.	540,142
	FINANCIALS — 3.1%
9,055	Pinnacle Financial Partners, Inc.	874,441
5,111	Primerica, Inc.	859,875
		1,734,316
	HEALTH CARE — 23.4%
18,613	AdaptHealth Corp. - Class A*	507,204
8,757	Arrowhead Pharmaceuticals, Inc.*	558,872
8,349	AtriCure, Inc.*	626,676
8,426	Axsome Therapeutics, Inc.*	324,401
4,959	Beam Therapeutics, Inc.*	440,210
4,485	Biohaven Pharmaceutical Holding Co., Ltd.*	638,305
8,844	Bridgebio Pharma, Inc.*	436,717
6,872	Fate Therapeutics, Inc.*	369,714
9,974	Halozyme Therapeutics, Inc.*	379,710
16,626	Insmed, Inc.*	501,274
11,112	Iovance Biotherapeutics, Inc.*	270,133
5,441	LHC Group, Inc.*	732,304
1,842	Mirati Therapeutics, Inc.*	348,175
9,011	NanoString Technologies, Inc.*	435,231
4,766	Natera, Inc.*	546,041
15,232	NuVasive, Inc.*	812,779
22,106	Pacific Biosciences of California, Inc.*	585,367
7,685	Phathom Pharmaceuticals, Inc.*	180,828

18

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
3,664	Reata Pharmaceuticals, Inc. - Class A*	$351,781
3,138	Repligen Corp.*	911,589
7,154	Rocket Pharmaceuticals, Inc.*	212,545
3,619	Shockwave Medical, Inc.*	773,380
17,393	Surgery Partners, Inc.*	715,548
7,609	Tandem Diabetes Care, Inc.*	1,037,335
4,007	Turning Point Therapeutics, Inc.*	166,611
5,376	Ultragenyx Pharmaceutical, Inc.*	451,154
		13,313,884
	INDUSTRIALS — 15.4%
13,836	Alaska Air Group, Inc.*	730,541
10,445	CryoPort, Inc.*	851,685
7,396	John Bean Technologies Corp.	1,092,759
12,160	Mercury Systems, Inc.*	626,727
4,042	Saia, Inc.*	1,263,691
7,543	Tetra Tech, Inc.	1,325,003
11,251	Timken Co.	798,259
3,998	TopBuild Corp.*	1,027,366
29,311	WillScot Mobile Mini Holdings Corp.*	1,018,557
		8,734,588
	MATERIALS — 5.0%
18,951	Avient Corp.	1,021,080
10,679	Ingevity Corp.*	832,001
12,326	UFP Industries, Inc.	1,008,636
		2,861,717
	REAL ESTATE — 2.0%
16,822	Rexford Industrial Realty, Inc. - REIT	1,130,439
	TECHNOLOGY — 28.5%
27,274	1Life Healthcare, Inc.*	590,755
27,511	ACI Worldwide, Inc.*	844,037
15,727	Anaplan, Inc.*	1,025,558
7,834	Blackline, Inc.*	993,900
9,192	Brooks Automation, Inc.	1,070,408
7,155	Euronet Worldwide, Inc.*	802,719
17,659	Health Catalyst, Inc.*	929,570
16,228	LivePerson, Inc.*	835,904
16,891	MACOM Technology Solutions Holdings, Inc.*	1,179,330
10,128	Maximus, Inc.	856,525
8,800	Science Applications International Corp.	790,064

19

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
12,149	Semtech Corp.*	$1,033,029
10,582	Shift4 Payments, Inc. - Class A*	668,042
11,896	Smartsheet, Inc. - Class A*	820,943
7,154	Sprout Social, Inc. - Class A*	913,423
26,549	Upland Software, Inc.*	885,940
5,790	WEX, Inc.*	866,763
12,436	WNS Holdings Ltd. - ADR*	1,104,441
		16,211,351
	TOTAL COMMON STOCKS
	(Cost $46,184,181)	55,160,077

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
$1,744,780	UMB Bank Demand Deposit, 0.01%[1]	1,744,780
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,744,780)	1,744,780
	TOTAL INVESTMENTS — 100.1%
	(Cost $47,928,961)	56,904,857
	Liabilities in Excess of Other Assets — (0.1)%	(70,152)
	TOTAL NET ASSETS — 100.0%	$56,834,705

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

20

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.5%
Health Care	23.4%
Industrials	15.4%
Consumer Discretionary	13.4%
Consumer Staples	5.3%
Materials	5.0%
Financials	3.1%
Real Estate	2.0%
Energy	0.9%
Total Common Stocks	97.0%
Short-Term Investments	3.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

21

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.8%
	COMMUNICATIONS — 1.3%
127,500	Hemisphere Media Group, Inc. - Class A*	$1,408,875
	CONSUMER DISCRETIONARY — 22.9%
35,200	American Woodmark Corp.*	2,419,648
28,700	America's Car-Mart, Inc.*	3,429,363
71,400	Beacon Roofing Supply, Inc.*	3,774,918
24,200	Dorman Products, Inc.*	2,525,996
58,100	ePlus, Inc.*	6,424,117
75,100	Leslie's, Inc.*	1,553,068
47,500	Wyndham Hotels & Resorts, Inc.	4,012,325
		24,139,435
	CONSUMER STAPLES — 11.1%
206,200	Grocery Outlet Holding Corp.*	4,575,578
49,100	Inter Parfums, Inc.	4,535,858
37,800	Ollie's Bargain Outlet Holdings, Inc.*	2,557,548
		11,668,984
	ENERGY — 2.5%
32,900	EnerSys	2,633,316
	FINANCIALS — 14.3%
17,100	Enstar Group Ltd.*	3,946,338
104,100	Focus Financial Partners, Inc. - Class A*	6,543,726
14,200	Virtus Investment Partners, Inc.	4,544,000
		15,034,064
	HEALTH CARE — 8.2%
60,100	Addus HomeCare Corp.*	5,619,350
12,900	ICU Medical, Inc.*	3,020,277
		8,639,627
	INDUSTRIALS — 20.1%
52,900	API Group Corp.*	1,152,162
9,400	Chase Corp.	902,400
27,474	Crane Co.	2,837,515
27,700	EMCOR Group, Inc.	3,365,273
87,000	Healthcare Services Group, Inc.	1,669,530
18,300	Landstar System, Inc.	3,217,323
73,900	SP Plus Corp.*	2,383,275
53,300	U.S. Ecology, Inc.*	1,715,727
13,700	UniFirst Corp.	2,712,052
22

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
26,600	Vectrus, Inc.*	$1,288,238
		21,243,495
	MATERIALS — 3.3%
155,300	Element Solutions, Inc.	3,526,863
	REAL ESTATE — 3.5%
202,800	Cushman & Wakefield PLC*	3,729,492
	TECHNOLOGY — 7.6%
34,500	CMC Materials, Inc.	4,428,765
239,300	Verra Mobility Corp.*	3,560,784
		7,989,549
	TOTAL COMMON STOCKS
	(Cost $83,244,370)	100,013,700

Principal Amount
	SHORT-TERM INVESTMENTS — 5.3%
$5,602,332	UMB Bank Demand Deposit, 0.01%[1]	5,602,332
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,602,332)	5,602,332
	TOTAL INVESTMENTS — 100.1%
	(Cost $88,846,702)	105,616,032
	Liabilities in Excess of Other Assets — (0.1)%	(83,359)
	TOTAL NET ASSETS — 100.0%	$105,532,673

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

23

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	22.9%
Industrials	20.1%
Financials	14.3%
Consumer Staples	11.1%
Health Care	8.2%
Technology	7.6%
Real Estate	3.5%
Materials	3.3%
Energy	2.5%
Communications	1.3%
Total Common Stocks	94.8%
Short-Term Investments	5.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

24

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.7%
	CHINA — 76.1%
5,228	Alibaba Group Holding Ltd. - ADR*	$862,306
46,900	Angel Yeast Co., Ltd. - Class A	407,708
6,500	Asymchem Laboratories Tianjin Co., Ltd. - Class A	404,476
5,587	Beijing Kingsoft Office Software, Inc. - Class A	257,798
21,320	Beijing United Information Technology Co., Ltd. - Class A	373,807
2,248	Bilibili, Inc. - ADR*	164,778
6,500	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	232,258
133,500	China Mengniu Dairy Co., Ltd.*	850,193
80,373	Guangzhou GRG Metrology & Test Co., Ltd. - Class A*	323,034
23,300	Hongfa Technology Co., Ltd. - Class A	270,674
42,480	Hundsun Technologies, Inc. - Class A	418,208
8,372	Kanzhun Ltd. - ADR*	293,857
69,600	Kingdee International Software Group Co., Ltd.*	229,898
1,600	Kweichow Moutai Co., Ltd. - Class A	456,570
46,500	Li Ning Co., Ltd.	516,966
13,460	Meituan - Class B*	466,399
56,700	Ping An Insurance Group Co. of China Ltd. - Class H	407,368
8,000	Sangfor Technologies, Inc. - Class A	253,540
24,600	Shandong Pharmaceutical Glass Co., Ltd. - Class A	130,740
33,600	Shandong Sinocera Functional Material Co., Ltd. - Class A	224,620
42,700	Shenzhou International Group Holdings Ltd.	920,900
4,720	Silergy Corp.	777,374
19,350	Tencent Holdings Ltd.	1,196,241
11,700	Wuliangye Yibin Co., Ltd. - Class A	395,851
25,464	WuXi AppTec Co., Ltd. - Class H	544,266
32,500	Wuxi Biologics Cayman, Inc.*	494,570
51,010	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	189,077
16,600	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	139,170
		12,202,647
	HONG KONG — 10.9%
67,751	AIA Group Ltd.	764,980
275,000	China Overseas Property Holdings Ltd.	247,413
35,700	Techtronic Industries Co., Ltd.	734,602
		1,746,995
	TAIWAN — 3.7%
9,104	Airtac International Group	271,727
39,000	Sinbon Electronics Co., Ltd.	322,563
		594,290
	TOTAL COMMON STOCKS
	(Cost $13,805,561)	14,543,932

25

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	PARTICIPATION CERTIFICATES — 3.7%
	CHINA — 3.7%
53,700	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	$116,776
5,100	Beijing Huafeng Test & Control Technology Co., Ltd. - Class A (Citi Warrant Program Class A warrant 2/18/2022)[1]	479,176
		595,952
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $430,479)	595,952

Principal Amount
	SHORT-TERM INVESTMENTS — 8.6%
$1,382,891	UMB Bank Demand Deposit, 0.01%[2]	1,382,891
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,382,891)	1,382,891
	TOTAL INVESTMENTS — 103.0%
	(Cost $15,618,931)	16,522,775
	Liabilities in Excess of Other Assets — (3.0)%	(484,628)
	TOTAL NET ASSETS — 100.0%	$16,038,147

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $595,952, which represents 3.72% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

26

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	18.1%
Technology	14.1%
Communications	13.2%
Consumer Staples	13.2%
Industrials	11.2%
Health Care	9.9%
Financials	7.3%
Materials	2.2%
Real Estate	1.5%
Total Common Stocks	90.7%
Participation Certificates
Technology	3.0%
Health Care	0.7%
Total Participation Certificates	3.7%
Short-Term Investments	8.6%
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

27

WCM Sustainable Developing World Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.9%
	ARGENTINA — 2.4%
45	MercadoLibre, Inc.*	$66,646
	CANADA — 1.7%
1,980	First Quantum Minerals Ltd.	46,876
	CHINA — 16.7%
5,700	Alibaba Group Holding Ltd.*	119,414
2,103	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	38,456
1,900	Glodon Co., Ltd. - Class A	22,123
2,280	KE Holdings, Inc. - ADR*	41,542
29,000	Shenzhen Airport Co., Ltd. - Class A*	34,260
700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	41,139
2,700	Tencent Holdings Ltd.	166,917
		463,851
	GERMANY — 1.4%
325	Delivery Hero S.E.*	40,404
	HONG KONG — 6.1%
15,014	AIA Group Ltd.	169,524
	INDIA — 11.1%
420	Asian Paints Ltd.	17,388
1,200	HDFC Bank Ltd. - ADR	86,292
3,390	ICICI Bank Ltd. - ADR	71,699
465	Maruti Suzuki India Ltd.	46,464
1,880	Tata Consultancy Services Ltd.	85,305
		307,148
	INDONESIA — 6.1%
89,630	Bank Central Asia Tbk P.T.	47,290
453,332	Telkom Indonesia Persero Tbk P.T.	121,593
		168,883
	JAPAN — 1.2%
820	Unicharm Corp.	33,037
	MEXICO — 6.2%
7,690	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	96,939
25,950	Megacable Holdings S.A.B. de C.V. - Class A	76,459
		173,398
28

WCM Sustainable Developing World Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PERU — 2.3%
500	Credicorp Ltd.	$64,830
	SINGAPORE — 4.3%
115	Sea Ltd. - ADR*	39,511
3,977	United Overseas Bank Ltd.	78,891
		118,402
	SWEDEN — 5.7%
2,305	Lundin Energy A.B.	91,041
2,620	Sandvik A.B.	66,354
		157,395
	TAIWAN — 11.2%
11,000	Feng TAY Enterprise Co., Ltd.	85,441
1,970	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	223,989
		309,430
	UNITED KINGDOM — 7.9%
970	AstraZeneca PLC	120,722
2,700	Mondi PLC	67,435
475	Wizz Air Holdings PLC*	30,040
		218,197
	UNITED STATES — 7.1%
275	American Tower Corp. - REIT	77,542
190	Mastercard, Inc. - Class A	63,749
335	NIKE, Inc. - Class B	56,042
		197,333
	VIETNAM — 3.5%
24,174	Vietnam Dairy Products JSC	96,371
	TOTAL COMMON STOCKS
	(Cost $2,439,636)	2,631,725

29

WCM Sustainable Developing World Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 7.1%
$197,992	UMB Bank Demand Deposit, 0.01%[1]	$197,992
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $197,992)	197,992
	TOTAL INVESTMENTS — 102.0%
	(Cost $2,637,628)	2,829,717
	Liabilities in Excess of Other Assets — (2.0)%	(56,345)
	TOTAL NET ASSETS — 100.0%	$2,773,372

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

30

WCM Sustainable Developing World Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.7%
Consumer Discretionary	14.9%
Communications	14.6%
Technology	14.2%
Industrials	8.2%
Consumer Staples	6.1%
Health Care	5.8%
Materials	4.8%
Real Estate	4.3%
Energy	3.3%
Total Common Stocks	94.9%
Short-Term Investments	7.1%
Total Investments	102.0%
Liabilities in Excess of Other Assets	(2.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

31

WCM Sustainable International Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	ARGENTINA — 1.5%
40	MercadoLibre, Inc.*	$59,241
	CANADA — 4.0%
2,590	First Quantum Minerals Ltd.	61,318
710	Intact Financial Corp.	95,181
		156,499
	CHINA — 6.3%
3,500	Alibaba Group Holding Ltd.*	73,324
1,810	KE Holdings, Inc. - ADR*	32,978
2,255	Tencent Holdings Ltd.	139,407
		245,709
	DENMARK — 5.0%
1,400	Novo Nordisk A/S - Class B	153,228
570	Novozymes A/S - Class B	41,915
		195,143
	GERMANY — 2.0%
245	adidas A.G.	80,232
	HONG KONG — 3.8%
13,280	AIA Group Ltd.	149,945
	INDIA — 2.9%
1,590	HDFC Bank Ltd. - ADR	114,337
	INDONESIA — 2.2%
314,400	Telkom Indonesia Persero Tbk P.T.	84,328
	IRELAND — 8.7%
345	Accenture PLC - Class A	123,782
680	Aon PLC - Class A	217,546
		341,328
	JAPAN — 2.9%
449	Cosmos Pharmaceutical Corp.	68,429
1,155	Unicharm Corp.	46,534
		114,963
	MEXICO — 3.7%
6,240	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	78,661
32

WCM Sustainable International Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
22,552	Megacable Holdings S.A.B. de C.V. - Class A	$66,446
		145,107
	NETHERLANDS — 2.1%
5	Adyen N.V.*	15,088
85	ASML Holding N.V.	69,095
		84,183
	PERU — 1.8%
550	Credicorp Ltd.	71,313
	SINGAPORE — 2.9%
5,713	United Overseas Bank Ltd.	113,328
	SPAIN — 0.8%
1,220	Siemens Gamesa Renewable Energy S.A.*	33,042
	SWEDEN — 7.1%
3,795	Lundin Energy A.B.	149,891
5,020	Sandvik A.B.	127,137
		277,028
	SWITZERLAND — 2.3%
1,075	Alcon, Inc.	89,612
	TAIWAN — 7.0%
10,000	Feng TAY Enterprise Co., Ltd.	77,674
1,740	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	197,838
		275,512
	UNITED KINGDOM — 16.6%
3,270	AstraZeneca PLC - ADR	203,982
12,160	Barratt Developments PLC	110,334
6,040	Compass Group PLC*	128,124
4,195	Mondi PLC	104,774
1,960	Unilever PLC - ADR	105,017
		652,231
	UNITED STATES — 11.2%
400	American Tower Corp. - REIT	112,788
75	Equinix, Inc. - REIT	62,780
395	Mastercard, Inc. - Class A	132,531

33

WCM Sustainable International Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
205	Thermo Fisher Scientific, Inc.	$129,779
		437,878
	VIETNAM — 2.1%
21,084	Vietnam Dairy Products JSC	84,053
	TOTAL COMMON STOCKS
	(Cost $3,419,087)	3,805,012

Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$143,108	UMB Bank Demand Deposit, 0.01%[1]	143,108
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $143,108)	143,108
	TOTAL INVESTMENTS — 100.5%
	(Cost $3,562,195)	3,948,120
	Liabilities in Excess of Other Assets — (0.5)%	(19,159)
	TOTAL NET ASSETS — 100.0%	$3,928,961

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

34

WCM Sustainable International Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	19.4%
Health Care	14.7%
Technology	13.7%
Consumer Discretionary	10.2%
Industrials	8.5%
Consumer Staples	7.7%
Communications	7.4%
Real Estate	5.3%
Materials	5.3%
Energy	4.7%
Total Common Stocks	96.9%
Short-Term Investments	3.6%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

35

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.4%
	AUSTRIA — 1.3%
450	Mayr Melnhof Karton A.G.	$88,533
	BELGIUM — 5.6%
1,460	D'ieteren Group	251,293
1,300	KBC Group N.V.	121,059
		372,352
	BERMUDA — 1.6%
3,050	Bank of NT Butterfield & Son Ltd.	109,495
	CANADA — 8.3%
2,790	Brookfield Asset Management, Inc. - Class A	168,488
5,260	CAE, Inc.*	159,746
1,320	CGI, Inc.*	117,995
2,100	Open Text Corp.	105,735
		551,964
	CHINA — 3.2%
420	Alibaba Group Holding Ltd. - ADR*	69,275
900	Baidu, Inc. - ADR*	146,016
		215,291
	GERMANY — 8.2%
1,300	KION Group A.G.	141,856
870	Merck KGaA	205,357
490	MTU Aero Engines A.G.	108,949
410	Volkswagen A.G.	91,858
		548,020
	HONG KONG — 4.9%
8,770	AIA Group Ltd.	99,023
10,940	Techtronic Industries Co., Ltd.	225,113
		324,136
	INDIA — 2.3%
7,200	ICICI Bank Ltd. - ADR	152,280
	IRELAND — 6.7%
660	ICON PLC*	189,268
920	Medtronic PLC	110,271
800	Trane Technologies PLC	144,744
		444,283
36

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 3.5%
20,000	Israel Discount Bank Ltd. - Class A*	$120,592
400	Nice Ltd. - ADR*	113,208
		233,800
	JAPAN — 17.6%
1,400	Advantest Corp.	114,604
2,300	Bandai Namco Holdings, Inc.	175,302
2,800	FUJIFILM Holdings Corp.	216,212
4,900	Olympus Corp.	105,782
2,040	Sony Group Corp. - ADR	236,212
2,600	Square Enix Holdings Co., Ltd.	142,119
400	Tokyo Electron Ltd.	185,479
		1,175,710
	MEXICO — 3.0%
1,656	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR*	80,134
19,300	Grupo Financiero Banorte S.A.B. de C.V. - Class O	122,195
		202,329
	NETHERLANDS — 5.8%
1,000	Akzo Nobel N.V.	114,923
800	Koninklijke DSM N.V.	174,824
2,100	Koninklijke Philips N.V.	99,225
		388,972
	NORWAY — 1.5%
3,350	Mowi A.S.A.	96,996
	RUSSIA — 3.4%
11,330	Sberbank of Russia PJSC - ADR	226,827
	SWEDEN — 7.1%
1,800	Atlas Copco A.B. - A Shares	115,654
5,170	Getinge A.B. - B Shares	231,350
4,920	Sandvik A.B.	124,604
		471,608
	SWITZERLAND — 5.1%
700	Chubb Ltd.	136,766
270	Roche Holding A.G.	104,405
700	TE Connectivity Ltd.	102,200
		343,371
37

WCM Focused International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.8%
1,060	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$120,522
	THAILAND — 1.8%
1,240	Fabrinet*	119,040
	UNITED KINGDOM — 4.0%
4,980	RELX PLC - ADR	155,326
1,790	Wizz Air Holdings PLC*	113,201
		268,527
	UNITED STATES — 2.7%
800	Helen of Troy Ltd.*	179,960
	TOTAL COMMON STOCKS
	(Cost $5,801,739)	6,634,016

Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$178,102	UMB Bank Demand Deposit, 0.01%[1]	178,102
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $178,102)	178,102
	TOTAL INVESTMENTS — 102.1%
	(Cost $5,979,841)	6,812,118
	Liabilities in Excess of Other Assets — (2.1)%	(142,773)
	TOTAL NET ASSETS — 100.0%	$6,669,345

ADR – American Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

38

WCM Focused International Value Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	22.3%
Industrials	19.7%
Financials	18.8%
Health Care	15.7%
Communications	6.9%
Consumer Discretionary	6.2%
Materials	5.7%
Consumer Staples	4.1%
Total Common Stocks	99.4%
Short-Term Investments	2.7%
Total Investments	102.1%
Liabilities in Excess of Other Assets	(2.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

39

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.7%
	ARGENTINA — 2.1%
815	Globant S.A.*	$260,140
	BRAZIL — 1.9%
61,200	Hapvida Participacoes e Investimentos S.A.	125,137
63,600	Magazine Luiza S.A.	121,818
		246,955
	CANADA — 1.5%
110	Constellation Software, Inc./Canada	193,317
	CHINA — 10.3%
31,650	China Mengniu Dairy Co., Ltd.*	201,562
5,050	Kanzhun Ltd. - ADR*	177,255
55,400	Kingdee International Software Group Co., Ltd.*	182,993
29,000	Li Ning Co., Ltd.	322,409
5,700	PharmaBlock Sciences Nanjing, Inc. - Class A	135,114
13,700	Shenzhou International Group Holdings Ltd.	295,464
		1,314,797
	CYPRUS — 1.1%
1,370	TCS Group Holding PLC - GDR	140,288
	FAROE ISLANDS — 1.8%
2,500	Bakkafrost P/F	230,886
	FRANCE — 1.9%
590	Teleperformance	246,271
	GERMANY — 4.8%
960	Carl Zeiss Meditec A.G.	193,032
1,300	HelloFresh S.E.*	105,190
560	MTU Aero Engines A.G.	124,513
1,520	Puma S.E.	188,528
		611,263
	HONG KONG — 1.6%
10,050	Techtronic Industries Co., Ltd.	206,800
	IRELAND — 6.4%
765	Flutter Entertainment PLC*	144,425
650	ICON PLC*	186,400
1,660	Ryanair Holdings PLC - ADR*	188,427
40

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	IRELAND (Continued)
1,240	STERIS PLC	$289,838
		809,090
	ISRAEL — 1.2%
820	Wix.com Ltd.*	152,487
	ITALY — 6.8%
4,370	Amplifon S.p.A.	222,011
4,110	Moncler S.p.A.	295,126
13,550	Stevanato Group S.p.A.*	347,828
		864,965
	JAPAN — 11.0%
630	BayCurrent Consulting, Inc.	259,241
2,900	Freee KK*	207,116
1,261	GMO Payment Gateway, Inc.	159,762
6,000	Kobe Bussan Co., Ltd.	206,098
1,270	Lasertec Corp.	278,904
5,500	MonotaRO Co., Ltd.	124,501
5,300	Nihon M&A Center Holdings, Inc.	162,057
		1,397,679
	NETHERLANDS — 10.4%
930	ASM International N.V.	420,763
2,700	BE Semiconductor Industries N.V.	246,436
1,450	Elastic N.V.*	251,590
1,160	IMCD N.V.	257,517
2,125	Just Eat Takeaway.com N.V.*	152,589
		1,328,895
	NEW ZEALAND — 2.7%
8,000	Fisher & Paykel Healthcare Corp. Ltd.	178,918
1,510	Xero Ltd.*	169,821
		348,739
	NORWAY — 2.9%
92,500	AutoStore Holdings Ltd.*	364,562
	RUSSIA — 2.0%
3,085	Yandex N.V. - Class A*	255,561
	SPAIN — 1.1%
2,100	Amadeus IT Group S.A.*	140,405
41

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 5.5%
1,700	Evolution A.B.	$274,993
8,260	Lifco A.B. - B Shares	240,548
21,600	Swedish Match A.B.	190,094
		705,635
	SWITZERLAND — 8.2%
455	Bachem Holding A.G.	365,749
135	Mettler-Toledo International, Inc.*	199,919
130	Straumann Holding A.G.	270,052
430	VAT Group A.G.	205,326
		1,041,046
	UNITED KINGDOM — 4.9%
4,700	Halma PLC	190,521
16,050	Howden Joinery Group PLC	202,036
1,070	Spirax-Sarco Engineering PLC	228,512
		621,069
	UNITED STATES — 3.6%
1,350	Ceridian HCM Holding, Inc.*	169,088
5,765	Freshworks, Inc. - Class A*	289,691
		458,779
	TOTAL COMMON STOCKS
	(Cost $11,743,175)	11,939,629

Principal Amount
	SHORT-TERM INVESTMENTS — 8.1%
$1,031,010	UMB Bank Demand Deposit, 0.01%[1]	1,031,010
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,031,010)	1,031,010
	TOTAL INVESTMENTS — 101.8%
	(Cost $12,774,185)	12,970,639
	Liabilities in Excess of Other Assets — (1.8)%	(231,604)
	TOTAL NET ASSETS — 100.0%	$12,739,035

ADR – American Depository Receipt

GDR – Global Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

42

WCM Focused International Opportunities Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	31.3%
Health Care	21.6%
Consumer Discretionary	15.5%
Industrials	9.0%
Consumer Staples	7.3%
Communications	4.6%
Financials	2.4%
Materials	2.0%
Total Common Stocks	93.7%
Short-Term Investments	8.1%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

43

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.2%
	ARGENTINA — 2.0%
7	MercadoLibre, Inc.*	$10,367
	AUSTRALIA — 5.5%
42	Atlassian Corp. PLC - Class A*	19,241
44	CSL Ltd.	9,946
		29,187
	CANADA — 6.2%
45	Lululemon Athletica, Inc.*	20,970
8	Shopify, Inc.*	11,734
		32,704
	CHINA — 9.3%
1,000	Li Ning Co., Ltd.	11,118
300	Meituan - Class B*	10,395
600	WuXi AppTec Co., Ltd. - Class H	12,824
1,000	Wuxi Biologics Cayman, Inc.*	15,218
		49,555
	CYPRUS — 2.3%
118	TCS Group Holding PLC - GDR	12,083
	FRANCE — 4.9%
9	Hermes International	14,258
15	LVMH Moet Hennessy Louis Vuitton S.E.	11,742
		26,000
	GERMANY — 6.9%
72	Carl Zeiss Meditec A.G.	14,478
62	Delivery Hero S.E.*	7,708
22	Sartorius A.G.	14,251
		36,437
	HONG KONG — 4.8%
1,000	AIA Group Ltd.	11,291
700	Techtronic Industries Co., Ltd.	14,404
		25,695
	INDIA — 1.8%
135	HDFC Bank Ltd. - ADR	9,708
	ITALY — 4.1%
45	Ferrari N.V.	10,663
44

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
156	Moncler S.p.A.	$11,202
		21,865
	JAPAN — 2.3%
20	Keyence Corp.	12,022
	NETHERLANDS — 11.2%
4	Adyen N.V.*	12,070
57	ASM International N.V.	25,789
27	ASML Holding N.V.	21,948
		59,807
	NEW ZEALAND — 1.8%
87	Xero Ltd.*	9,784
	SINGAPORE — 3.4%
53	Sea Ltd. - ADR*	18,209
	SOUTH KOREA — 1.9%
342	Coupang, Inc.*	10,178
	SWEDEN — 4.5%
42	Evolution A.B.	6,794
1,156	Nibe Industrier A.B. - B Shares	17,209
		24,003
	SWITZERLAND — 8.9%
15	Lonza Group A.G.	12,297
8	Straumann Holding A.G.	16,619
38	VAT Group A.G.	18,145
		47,061
	TAIWAN — 2.1%
98	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	11,143
	UNITED KINGDOM — 4.6%
283	Halma PLC	11,472
62	Spirax-Sarco Engineering PLC	13,241
		24,713
	UNITED STATES — 5.7%
27	EPAM Systems, Inc.*	18,177
45

WCM International Long-Term Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
46	ResMed, Inc.	$12,094
		30,271
	TOTAL COMMON STOCKS
	(Cost $468,433)	500,792

Principal Amount
	SHORT-TERM INVESTMENTS — 5.3%
$28,240	UMB Bank Demand Deposit, 0.01%[1]	28,240
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,240)	28,240
	TOTAL INVESTMENTS — 99.5%
	(Cost $496,673)	529,032
	Other Assets in Excess of Liabilities — 0.5%	2,782
	TOTAL NET ASSETS — 100.0%	$531,814

ADR – American Depository Receipt

GDR – Global Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

46

WCM International Long-Term Growth Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	24.4%
Consumer Discretionary	23.6%
Health Care	20.3%
Industrials	16.3%
Financials	6.2%
Communications	3.4%
Total Common Stocks	94.2%
Short-Term Investments	5.3%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

47

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2021 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$18,165,396,660	$2,314,417,184	$413,756,843
Foreign currency, at cost	-	1,225,673	-
Investments, at value	$28,673,104,473	$2,579,030,420	$575,686,202
Foreign currency, at value	-	1,231,792	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	32,396,545	10,193,262	484,771
Dividends and interest	26,192,039	113,118	215,722
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	257,640	93,677	53,286
Total assets	28,731,950,697	2,590,662,269	576,439,981
Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	9,495,570	5,084,590	373,221
Advisory fees	19,978,143	2,019,723	372,017
Shareholder servicing fees (Note 7)	184,355	13,244	3,141
Distribution fees (Note 8)	378,972	17,053	5,002
Fund administration fees	2,235,767	64,701	24,559
Fund accounting fees	699,058	16,165	36,265
Transfer agent fees and expenses	578,326	16,053	12,714
Custody fees	397,982	34,881	16,080
Shareholder reporting fees	187,118	1,255	11,837
Trustees' deferred compensation (Note 3)	61,839	8,561	6,869
Auditing fees	28,175	28,174	28,777
Trustees' fees and expenses	11,715	1,648	827
Chief Compliance Officer fees	475	291	399
Legal fees	221	72	3,056
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	7,176,733	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	303,094	35,734	7,780
Total liabilities	34,540,810	14,518,878	902,544
Net Assets	$28,697,409,887	$2,576,143,391	$575,537,437
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	16,970,617,199	2,207,276,292	358,272,023
Total distributable earnings	11,726,792,688	368,867,099	217,265,414
Net Assets	$28,697,409,887	$2,576,143,391	$575,537,437
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$1,838,515,200	$82,278,464	$23,342,922
Shares of beneficial interest issued and outstanding	64,126,269	4,027,169	842,220
Net asset value, offering and redemption price per share	$28.67	$20.43	$27.72
Institutional Class:
Net assets applicable to shares outstanding	$26,858,894,687	$2,493,864,927	$552,194,515
Shares of beneficial interest issued and outstanding	929,200,463	120,882,587	19,572,102
Net asset value, offering and redemption price per share	$28.91	$20.63	$28.21

See accompanying Notes to Financial Statements.

48

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$768,210,519	$47,928,961	$88,846,702
Foreign currency, at cost	651,948	-	-
Investments, at value	$951,450,360	$56,904,857	$105,616,032
Foreign currency, at value	653,194	-	-
Receivables:
Investment securities sold	6,126,883	-	-
Fund shares sold	595,831	320	7,000
Dividends and interest	342,290	1,760	37,210
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	82,282	24,947	25,227
Total assets	959,250,840	56,931,884	105,685,469
Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	277,364	320	-
Advisory fees	800,851	32,623	40,902
Shareholder servicing fees (Note 7)	4,707	23	8,647
Distribution fees (Note 8)	-	22	35
Fund administration fees	4,002	695	18,580
Fund accounting fees	33,978	14,267	17,743
Transfer agent fees and expenses	190	7,169	11,072
Custody fees	7,325	1,602	5,981
Shareholder reporting fees	193	4,970	5,704
Trustees' deferred compensation (Note 3)	7,074	2,079	2,190
Auditing fees	28,226	28,156	28,156
Trustees' fees and expenses	63	955	576
Chief Compliance Officer fees	585	556	56
Legal fees	150	2,598	8,010
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	2,463,598	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	6,974	1,144	5,144
Total liabilities	3,635,280	97,179	152,796
Net Assets	$955,615,560	$56,834,705	$105,532,673
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	688,723,911	43,197,854	82,000,197
Total distributable earnings	266,891,649	13,636,851	23,532,476
Net Assets	$955,615,560	$56,834,705	$105,532,673
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$109,032	$170,396
Shares of beneficial interest issued and outstanding	-	7,008	14,285
Net asset value, offering and redemption price per share	$-	$15.56	$11.93
Institutional Class:
Net assets applicable to shares outstanding	$955,615,560	$56,725,673	$105,362,277
Shares of beneficial interest issued and outstanding	29,337,342	3,628,975	8,778,009
Net asset value, offering and redemption price per share	$32.57	$15.63	$12.00

See accompanying Notes to Financial Statements.

49

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021 (Unaudited)

	WCM China Quality Growth Fund	WCM Sustainable Developing World Fund	WCM Sustainable International Fund
Assets:
Investments, at cost	$15,618,931	$2,637,628	$3,562,195
Foreign currency, at cost	10,375	536	588
Investments, at value	$16,522,775	$2,829,717	$3,948,120
Foreign currency, at value	10,431	542	589
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	4,000	-
Dividends and interest	7	234	4,331
Due from Advisor	43,935	19,236	17,297
Offering costs	-	-	-
Prepaid expenses	23,725	20,668	21,278
Total assets	16,600,873	2,874,397	3,991,615
Liabilities:
Payables:
Investment securities purchased	49,350	34,967	-
Fund shares redeemed	377,702	-	-
Advisory fees	26,508	-	-
Shareholder servicing fees (Note 7)	3,642	317	341
Distribution fees (Note 8)	44	6	4
Fund administration fees	13,928	8,613	8,833
Fund accounting fees	18,794	12,024	9,324
Transfer agent fees and expenses	9,027	9,359	9,859
Custody fees	16,302	865	443
Shareholder reporting fees	5,612	627	209
Trustees' deferred compensation (Note 3)	1,133	1,121	1,121
Auditing fees	28,186	28,186	28,186
Trustees' fees and expenses	1,241	477	477
Chief Compliance Officer fees	988	988	988
Legal fees	6,566	(83)	109
Offering costs - Advisor	-	-	-
Non-U.S. Taxes	-	1,199	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	3,703	2,359	2,760
Total liabilities	562,726	101,025	62,654
Net Assets	$16,038,147	$2,773,372	$3,928,961
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	13,897,705	2,481,578	3,423,154
Total distributable earnings	2,140,442	291,794	505,807
Net Assets	$16,038,147	$2,773,372	$3,928,961
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$213,807	$33,540	$17,620
Shares of beneficial interest issued and outstanding	12,334	2,242	1,123
Net asset value, offering and redemption price per share	$17.33	$14.96	$15.69
Institutional Class:
Net assets applicable to shares outstanding	$15,824,340	$2,739,832	$3,911,341
Shares of beneficial interest issued and outstanding	909,254	182,396	248,605
Net asset value, offering and redemption price per share	$17.40	$15.02	$15.73

See accompanying Notes to Financial Statements.

50

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM International Long-Term Growth Fund
Assets:
Investments, at cost	$5,979,841	$12,774,185	$496,673
Foreign currency, at cost	-	32,642	-
Investments, at value	$6,812,118	$12,970,639	$529,032
Foreign currency, at value	-	32,303	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	750	34,200	-
Dividends and interest	5,912	1,467	33
Due from Advisor	19,115	23,248	19,316
Offering costs	-	4,658	8,410
Prepaid expenses	19,877	55,132	35,591
Total assets	6,857,772	13,121,647	592,382
Liabilities:
Payables:
Investment securities purchased	77,485	247,924	-
Fund shares redeemed	-	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	1,988	1,125	47
Distribution fees (Note 8)	13	17	2
Fund administration fees	9,828	8,153	707
Fund accounting fees	12,078	16,094	3,527
Transfer agent fees and expenses	9,398	11,456	2,742
Custody fees	13,079	3,794	224
Shareholder reporting fees	3,787	2,099	415
Trustees' deferred compensation (Note 3)	871	410	-
Auditing fees	24,589	37,852	2,404
Trustees' fees and expenses	1,798	50	785
Chief Compliance Officer fees	785	800	459
Legal fees	5,352	2,142	877
Offering costs - Advisor	24,095	39,331	39,331
Non-U.S. Taxes	-	-	-
Offering costs - Related Parties	-	10,688	9,003
Accrued other expenses	3,281	677	45
Total liabilities	188,427	382,612	60,568
Net Assets	$6,669,345	$12,739,035	$531,814
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	5,849,226	12,496,431	500,000
Total distributable earnings	820,119	242,604	31,814
Net Assets	$6,669,345	$12,739,035	$531,814
Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$63,426	$100,890	$10,634
Shares of beneficial interest issued and outstanding	4,135	8,119	1,000
Net asset value, offering and redemption price per share	$15.34	$12.43	$10.63
Institutional Class:
Net assets applicable to shares outstanding	$6,605,919	$12,638,145	$521,180
Shares of beneficial interest issued and outstanding	429,353	1,015,148	49,000
Net asset value, offering and redemption price per share	$15.39	$12.45	$10.64

See accompanying Notes to Financial Statements.

51

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended October 31, 2021 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $5,049,691, $773,446 and $64,332, respectively)	$73,295,778	$10,015,528	$1,252,465
Interest	28,395	4,482	931
Total investment income	73,324,173	10,020,010	1,253,396
Expenses:
Advisory fees	114,458,705	12,069,480	2,284,040
Shareholder servicing fees (Note 7)	13,953,804	1,218,359	298,456
Distribution fees (Note 8)	2,172,239	85,738	28,654
Fund administration fees	6,704,477	586,703	167,516
Fund accounting fees	1,374,405	119,897	70,346
Transfer agent fees and expenses	1,142,736	134,702	44,503
Custody fees	1,807,057	728,476	49,657
Registration fees	307,767	95,926	48,391
Miscellaneous	291,099	127,262	9,141
Shareholder reporting fees	225,323	80,462	18,882
Trustees' fees and expenses	100,087	10,469	5,588
Legal fees	31,816	6,205	4,724
Insurance fees	18,918	2,214	1,535
Auditing fees	9,474	9,475	10,077
Chief Compliance Officer fees	2,492	2,483	2,483
Offering costs	-	-	-
Total expenses	142,600,399	15,277,851	3,043,993
Advisory fees waived	-	(105,464)	(193,875)
Other expenses absorbed	-	-	-
Net expenses	142,600,399	15,172,387	2,850,118
Net investment income (loss)	(69,276,226)	(5,152,377)	(1,596,722)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	548,233,823	27,661,745	15,321,943
Foreign currency transactions	(147,660)	(207,128)	(1,536)
Deferred non-U.S. taxes	-	(970,866)	-
Net realized gain (loss)	548,086,163	26,483,751	15,320,407
Net change in unrealized appreciation/depreciation on:
Investments	2,121,045,657	46,027,925	35,489,377
Foreign currency translations	(251,775)	1,367	(1,596)
Deferred non-U.S. taxes	-	(4,515,227)	-
Net change in unrealized appreciation/depreciation	2,120,793,882	41,514,065	35,487,781
Net realized and unrealized gain (loss)	2,668,880,045	67,997,816	50,808,188
Net Increase (Decrease) in Net Assets from Operations	$2,599,603,819	$62,845,439	$49,211,466

See accompanying Notes to Financial Statements.

52

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2021 (Unaudited)

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $291,451, $0 and $0, respectively)	$2,326,697	$84,353	$242,118
Interest	1,782	105	381
Total investment income	2,328,479	84,458	242,499
Expenses:
Advisory fees	4,493,151	284,068	507,309
Shareholder servicing fees (Note 7)	416,841	19,623	60,731
Distribution fees (Note 8)	-	112	205
Fund administration fees	218,731	27,670	61,546
Fund accounting fees	86,811	30,835	37,176
Transfer agent fees and expenses	33,937	18,204	21,735
Custody fees	221,517	2,925	8,513
Registration fees	45,839	16,246	51,681
Miscellaneous	50,438	1,269	8,049
Shareholder reporting fees	43,976	626	3,238
Trustees' fees and expenses	5,761	2,904	3,137
Legal fees	5,431	1,075	6,386
Insurance fees	1,516	1,180	1,208
Auditing fees	9,426	9,356	9,356
Chief Compliance Officer fees	2,483	2,483	2,483
Offering costs	-	-	-
Total expenses	5,635,858	418,576	782,753
Advisory fees waived	(19,420)	(63,379)	(275,239)
Other expenses absorbed	-	-	-
Net expenses	5,616,438	355,197	507,514
Net investment income (loss)	(3,287,959)	(270,739)	(265,015)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	56,054,760	2,909,214	5,023,812
Foreign currency transactions	52,234	-	-
Deferred non-U.S. taxes	(1,792,128)	-	-
Net realized gain (loss)	54,314,866	2,909,214	5,023,812
Net change in unrealized appreciation/depreciation on:
Investments	63,503,752	(3,100,913)	(6,020,441)
Foreign currency translations	(5,675)	-	(1)
Deferred non-U.S. taxes	(449,746)	-	-
Net change in unrealized appreciation/depreciation	63,048,331	(3,100,913)	(6,020,442)
Net realized and unrealized gain (loss)	117,363,197	(191,699)	(996,630)
Net Increase (Decrease) in Net Assets from Operations	$114,075,238	$(462,438)	$(1,261,645)

See accompanying Notes to Financial Statements.

53

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2021 (Unaudited)

	WCM China Quality Growth Fund	WCM Sustainable Developing World Fund	WCM Sustainable International Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,757, $1,645 and $2,122, respectively)	$77,208	$20,535	$33,458
Interest	30	6	10
Total investment income	77,238	20,541	33,468
Expenses:
Advisory fees	75,324	10,310	14,776
Shareholder servicing fees (Note 7)	11,299	868	1,468
Distribution fees (Note 8)	245	32	22
Fund administration fees	31,069	26,584	26,654
Fund accounting fees	33,884	25,084	22,609
Transfer agent fees and expenses	17,928	17,915	17,915
Custody fees	53,133	11,744	17,026
Registration fees	23,926	24,200	16,868
Miscellaneous	2,067	785	821
Shareholder reporting fees	3,003	4,003	3,567
Trustees' fees and expenses	3,617	1,747	1,747
Legal fees	7,827	7,860	7,596
Insurance fees	1,127	820	820
Auditing fees	9,386	9,386	9,386
Chief Compliance Officer fees	2,525	2,525	2,525
Offering costs	-	-	-
Total expenses	276,360	143,863	143,800
Advisory fees waived	(75,324)	(10,310)	(14,776)
Other expenses absorbed	(106,635)	(120,634)	(107,264)
Net expenses	94,401	12,919	21,760
Net investment income (loss)	(17,163)	7,622	11,708
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	277,597	41,991	87,352
Foreign currency transactions	(584)	(130)	(189)
Deferred non-U.S. taxes	-	(4)	-
Net realized gain (loss)	277,013	41,857	87,163
Net change in unrealized appreciation/depreciation on:
Investments	(849,301)	(62,316)	82,543
Foreign currency translations	61	(2)	45
Deferred non-U.S. taxes	-	(1,199)	-
Net change in unrealized appreciation/depreciation	(849,240)	(63,517)	82,588
Net realized and unrealized gain (loss)	(572,227)	(21,660)	169,751
Net Increase (Decrease) in Net Assets from Operations	$(589,390)	$(14,038)	$181,459

See accompanying Notes to Financial Statements.

54

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended October 31, 2021 (Unaudited)

	WCM Focused International Value Fund	WCM Focused International Opportunities Fund	WCM International Long-Term Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $3,612, $506 and $0, respectively)	$28,671	$4,189	$33
Interest	8	12	-
Total investment income	28,679	4,201	33
Expenses:
Advisory fees	20,260	10,938	392
Shareholder servicing fees (Note 7)	3,561	1,594	67
Distribution fees (Note 8)	68	33	2
Fund administration fees	20,811	26,715	807
Fund accounting fees	31,822	33,546	3,527
Transfer agent fees and expenses	18,215	21,979	2,742
Custody fees	21,293	30,126	3,244
Registration fees	25,731	34,219	3,430
Miscellaneous	2,020	2,079	199
Shareholder reporting fees	3,032	2,690	415
Trustees' fees and expenses	2,888	2,037	785
Legal fees	7,927	11,042	877
Insurance fees	1,121	55	105
Auditing fees	9,489	21,851	2,404
Chief Compliance Officer fees	2,525	2,773	482
Offering costs	2,469	5,715	808
Total expenses	173,232	207,392	20,286
Advisory fees waived	(20,260)	(10,938)	(392)
Other expenses absorbed	(123,110)	(182,749)	(19,316)
Net expenses	29,862	13,705	578
Net investment income (loss)	(1,183)	(9,504)	(545)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(13,229)	52,855	-
Foreign currency transactions	(250)	2,370	-
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	(13,479)	55,225	-
Net change in unrealized appreciation/depreciation on:
Investments	377,157	150,075	32,359
Foreign currency translations	(85)	(345)	-
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	377,072	149,730	32,359
Net realized and unrealized gain (loss)	363,593	204,955	32,359
Net Increase (Decrease) in Net Assets from Operations	$362,410	$195,451	$31,814

See accompanying Notes to Financial Statements.

55

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(69,276,226)	$(73,284,889)
Net realized gain on investments and foreign currency transactions	548,086,163	1,177,031,196
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,120,793,882	6,531,863,446
Net increase in net assets resulting from operations	2,599,603,819	7,635,609,753
Distributions to Shareholders:
Investor Class	-	(19,617,552)
Institutional Class	-	(281,277,964)
Total distributions to shareholders	-	(300,895,516)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	274,467,917	1,179,261,264
Institutional Class	3,133,399,366	7,384,907,392
Reinvestment of distributions:
Investor Class	-	19,585,649
Institutional Class	-	246,783,016
Cost of shares redeemed:
Investor Class	(138,676,887)	(380,102,408)
Institutional Class	(1,600,756,581)	(3,716,329,694)
Net increase in net assets from capital transactions	1,668,433,815	4,734,105,219
Total increase in net assets	4,268,037,634	12,068,819,456
Net Assets:
Beginning of period	24,429,372,253	12,360,552,797
End of period	$28,697,409,887	$24,429,372,253
Capital Share Transactions:
Shares sold:
Investor Class	10,002,166	58,831,985
Institutional Class	112,787,973	329,786,999
Shares reinvested:
Investor Class	-	828,490
Institutional Class	-	10,373,393
Shares redeemed:
Investor Class	(5,022,669)	(16,405,010)
Institutional Class	(57,900,338)	(169,880,208)
Net increase in capital share transactions	59,867,132	213,535,649

See accompanying Notes to Financial Statements.

56

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,152,377)	$(9,163,039)
Net realized gain on investments, foreign currency transactions and deferred non-U.S. taxes	26,483,751	112,959,904
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	41,514,065	216,157,114
Net increase in net assets resulting from operations	62,845,439	319,953,979
Distributions to Shareholders:
Investor Class	-	(448,851)
Institutional Class	-	(10,353,698)
Total distributions to shareholders	-	(10,802,549)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	38,113,736	40,053,512
Institutional Class	684,023,582	1,749,846,602
Reinvestment of distributions:
Investor Class	-	412,235
Institutional Class	-	9,107,886
Cost of shares redeemed:
Investor Class	(13,191,746)	(28,499,287)
Institutional Class	(367,219,668)	(250,951,139)
Net increase in net assets from capital transactions	341,725,904	1,519,969,809
Total increase in net assets	404,571,343	1,829,121,239
Net Assets:
Beginning of period	2,171,572,048	342,450,809
End of period	$2,576,143,391	$2,171,572,048
Capital Share Transactions:
Shares sold:
Investor Class	1,896,903	2,189,209
Institutional Class	33,344,058	93,931,052
Shares reinvested:
Investor Class	-	21,892
Institutional Class	-	480,121
Shares redeemed:
Investor Class	(653,586)	(1,519,158)
Institutional Class	(17,964,954)	(13,619,443)
Net increase in capital share transactions	16,622,421	81,483,673

See accompanying Notes to Financial Statements.

57

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,596,722)	$(1,685,000)
Net realized gain on investments and foreign currency transactions	15,320,407	57,026,839
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	35,487,781	98,677,603
Net increase in net assets resulting from operations	49,211,466	154,019,442
Distributions to Shareholders:
Investor Class	-	(590,354)
Institutional Class	-	(14,845,357)
Total distributions to shareholders	-	(15,435,711)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,899,436	10,590,501
Institutional Class	91,126,561	318,693,384
Reinvestment of distributions:
Investor Class	-	589,479
Institutional Class	-	14,718,151
Cost of shares redeemed:
Investor Class	(2,998,012)	(3,600,478)
Institutional Class	(54,152,806)	(244,090,392)
Net increase in net assets from capital transactions	36,875,179	96,900,645
Total increase in net assets	86,086,645	235,484,376
Net Assets:
Beginning of period	489,450,792	253,966,416
End of period	$575,537,437	$489,450,792
Capital Share Transactions:
Shares sold:
Investor Class	108,083	465,647
Institutional Class	3,395,271	14,131,084
Shares reinvested:
Investor Class	-	25,343
Institutional Class	-	623,122
Shares redeemed:
Investor Class	(111,481)	(155,040)
Institutional Class	(2,034,349)	(10,445,366)
Net increase in capital share transactions	1,357,524	4,644,790

See accompanying Notes to Financial Statements.

58

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,287,959)	$(2,801,037)
Net realized gain on investments, foreign currency transactions and deferred non-U.S. taxes	54,314,866	48,034,098
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	63,048,331	112,539,356
Net increase from payment by affiliates (Note 3)	-	2,951
Net increase in net assets resulting from operations	114,075,238	157,775,368
Distributions to Shareholders:
Distributions	-	(11,529,953)
Total distributions to shareholders	-	(11,529,953)
Capital Transactions:
Net proceeds from shares sold:
Institutional class	168,289,034	578,933,817
Reinvestment of distributions:
Institutional class	-	11,387,132
Cost of shares redeemed:
Institutional class	(95,245,145)	(54,574,413)
Net increase in net assets from capital transactions	73,043,889	535,746,536
Total increase in net assets	187,119,127	681,991,951
Net Assets:
Beginning of period	768,496,433	86,504,482
End of period	$955,615,560	$768,496,433
Capital Share Transactions:
Shares sold:
Institutional class	5,551,250	23,370,076
Shares reinvested:
Institutional class	-	457,498
Shares redeemed:
Institutional class	(3,053,933)	(2,137,327)
Net increase in capital share transactions	2,497,317	21,690,247

See accompanying Notes to Financial Statements.

59

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(270,739)	$(309,773)
Net realized gain on investments	2,909,214	3,050,310
Net change in unrealized appreciation/depreciation on investments	(3,100,913)	12,066,248
Net increase (decrease) in net assets resulting from operations	(462,438)	14,806,785
Distributions to Shareholders:
Investor Class	-	(645)
Institutional Class	-	(409,027)
Total distributions to shareholders	-	(409,672)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	37,310	28,250
Institutional Class	5,390,112	38,739,588
Reinvestment of distributions:
Investor Class	-	645
Institutional Class	-	409,027
Cost of shares redeemed:
Investor Class	(5,850)	(6,501)
Institutional Class	(6,366,922)	(349,037)
Net increase (decrease) in net assets from capital transactions	(945,350)	38,821,972
Total increase (decrease) in net assets	(1,407,788)	53,219,085
Net Assets:
Beginning of period	58,242,493	5,023,408
End of period	$56,834,705	$58,242,493
Capital Share Transactions:
Shares sold:
Investor Class	2,394	2,033
Institutional Class	351,893	3,147,577
Shares reinvested:
Investor Class	-	47
Institutional Class	-	29,704
Shares redeemed:
Investor Class	(374)	(426)
Institutional Class	(412,042)	(26,208)
Net increase (decrease) in capital share transactions	(58,129)	3,152,727

See accompanying Notes to Financial Statements.

60

WCM Focused Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(265,015)	$(269,468)
Net realized gain on investments	5,023,812	2,359,180
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,020,442)	23,583,776
Net increase (decrease) in net assets resulting from operations	(1,261,645)	25,673,488
Capital Transactions:
Net proceeds from shares sold:
Investor Class	12,110	277,900
Institutional Class	10,406,646	73,097,851
Cost of shares redeemed:
Investor Class	(965)	(175,385)
Institutional Class	(3,052,064)	(4,188,601)
Net increase in net assets from capital transactions	7,365,727	69,011,765
Total increase in net assets	6,104,082	94,685,253
Net Assets:
Beginning of period	99,428,591	4,743,338
End of period	$105,532,673	$99,428,591
Capital Share Transactions:
Shares sold:
Investor Class	1,041	24,987
Institutional Class	880,131	7,956,284
Shares redeemed:
Investor Class	(83)	(15,172)
Institutional Class	(261,312)	(407,594)
Net increase in capital share transactions	619,777	7,558,505

See accompanying Notes to Financial Statements.

61

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(17,163)	$(51,976)
Net realized gain on investments and foreign currency transactions	277,013	1,199,318
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(849,240)	1,598,713
Net increase from payment by affiliates (Note 3)	-	1,692
Net increase (decrease) in net assets resulting from operations	(589,390)	2,747,747
Distributions to Shareholders:
Investor Class	-	(1,826)
Institutional Class	-	(171,359)
Total distributions to shareholders	-	(173,185)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	53,979	158,731
Institutional Class	4,500,733	9,817,499
Reinvestment of distributions:
Investor Class	-	1,826
Institutional Class	-	171,230
Cost of shares redeemed:
Investor Class	(9,057)	(15,197)
Institutional Class	(1,699,632)	(1,328,954)
Net increase in net assets from capital transactions	2,846,023	8,805,135
Total increase in net assets	2,256,633	11,379,697
Net Assets:
Beginning of period	13,781,514	2,401,817
End of period	$16,038,147	$13,781,514
Capital Share Transactions:
Shares sold:
Investor Class	3,079	9,573
Institutional Class	254,235	593,466
Shares reinvested:
Investor Class	-	120
Institutional Class	-	11,221
Shares redeemed:
Investor Class	(547)	(891)
Institutional Class	(96,761)	(77,391)
Net increase in capital share transactions	160,006	536,098

See accompanying Notes to Financial Statements.

62

WCM Sustainable Developing World Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7,622	$42
Net realized gain on investments, foreign currency transactions and deferred non-U.S. taxes	41,857	82,469
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-U.S. taxes	(63,517)	204,066
Net increase (decrease) in net assets resulting from operations	(14,038)	286,577
Distributions to Shareholders:
Investor Class	-	(529)
Institutional Class	-	(32,633)
Total distributions to shareholders	-	(33,162)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,100	7,500
Institutional Class	1,259,521	674,463
Reinvestment of distributions:
Investor Class	-	528
Institutional Class	-	32,634
Cost of shares redeemed:
Institutional Class	(285)	(32,411)
Net increase in net assets from capital transactions	1,269,336	682,714
Total increase in net assets	1,255,298	936,129
Net Assets:
Beginning of period	1,518,074	581,945
End of period	$2,773,372	$1,518,074
Capital Share Transactions:
Shares sold:
Investor Class	683	523
Institutional Class	83,787	46,608
Shares reinvested:
Investor Class	-	36
Institutional Class	-	2,216
Shares redeemed:
Institutional Class	(19)	(2,127)
Net increase in capital share transactions	84,451	47,256

See accompanying Notes to Financial Statements.

63

WCM Sustainable International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$11,708	$782
Net realized gain on investments and foreign currency transactions	87,163	37,015
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	82,588	254,786
Net increase in net assets resulting from operations	181,459	292,583
Distributions to Shareholders:
Investor Class	-	(220)
Institutional Class	-	(17,476)
Total distributions to shareholders	-	(17,696)
Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	1,500
Institutional Class	979,486	1,873,430
Reinvestment of distributions:
Investor Class	-	220
Institutional Class	-	17,476
Cost of shares redeemed:
Institutional Class	-	(6,681)
Net increase in net assets from capital transactions	979,486	1,885,945
Total increase in net assets	1,160,945	2,160,832
Net Assets:
Beginning of period	2,768,016	607,184
End of period	$3,928,961	$2,768,016
Capital Share Transactions:
Shares sold:
Investor Class	-	107
Institutional Class	64,247	128,966
Shares reinvested:
Investor Class	-	16
Institutional Class	-	1,263
Shares redeemed:
Institutional Class	-	(478)
Net increase in capital share transactions	64,247	129,874

See accompanying Notes to Financial Statements.

64

WCM Focused International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period June 29, 2020* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,183)	$(827)
Net realized gain (loss) on investments and foreign currency transactions	(13,479)	2,613
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	377,072	455,097
Net increase in net assets resulting from operations	362,410	456,883
Capital Transactions:
Net proceeds from shares sold:
Investor Class	11,310	42,792
Institutional Class	2,952,319	4,157,960
Cost of shares redeemed:
Investor Class	(405)	-
Institutional Class	100,633	(1,414,557)
Net increase in net assets from capital transactions	3,063,857	2,786,195
Total increase in net assets	3,426,267	3,243,078
Net Assets:
Beginning of period	3,243,078	-
End of period	$6,669,345	$3,243,078
Capital Share Transactions:
Shares sold:
Investor Class	742	3,419
Institutional Class	197,978	330,218
Shares redeemed:
Investor Class	(26)	-
Institutional Class	7,057	(105,900)
Net increase in capital share transactions	205,751	227,737

*	Commencement of operations.

See accompanying Notes to Financial Statements.

65

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period March 30, 2021* through April 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(9,504)	$160
Net realized gain on investments and foreign currency transactions	55,225	461
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	149,730	46,378
Net increase in net assets resulting from operations	195,451	46,999
Capital Transactions:
Net proceeds from shares sold:
Investor Class	88,546	10,000
Institutional Class	11,678,039	720,000
Net increase in net assets from capital transactions	11,766,585	730,000
Total increase in net assets	11,962,036	776,999
Net Assets:
Beginning of period	776,999	-
End of period	$12,739,035	$776,999
Capital Share Transactions:
Shares sold:
Investor Class	7,119	1,000
Institutional Class	944,569	70,579
Net increase in capital share transactions	951,688	71,579

*	Commencement of operations.

See accompanying Notes to Financial Statements.

66

WCM International Long-Term Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period September 29, 2021* through October 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(545)
Net change in unrealized appreciation/depreciation on investments	32,359
Net increase in net assets resulting from operations	31,814
Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	490,000
Net increase in net assets from capital transactions	500,000
Total increase in net assets	531,814
Net Assets:
Beginning of period	-
End of period	$531,814
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	49,000
Net increase in capital share transactions	50,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

67

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.00	$17.10	$16.51	$15.87	$13.84	$12.25
Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.14)	-	0.03	0.03	0.05
Net realized and unrealized gain	2.77	9.39	0.60	1.15	2.04	1.77
Total from investment operations	2.67	9.25	0.60	1.18	2.07	1.82
Less Distributions:
From net investment income	-	(0.01)	(0.01)	(0.01)	(0.04)	(0.04)
From net realized gain	-	(0.34)	-	(0.53)	- [2]	(0.19)
Total distributions	-	(0.35)	(0.01)	(0.54)	(0.04)	(0.23)
Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$28.67	$26.00	$17.10	$16.51	$15.87	$13.84
Total return[3]	10.27%[4]	54.28%	3.64%	7.99%	14.98%	15.11%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,838,515	$1,537,934	$271,693	$200,100	$162,025	$122,225
Ratio of expenses to average net assets	1.29%[5]	1.30%	1.26%	1.24%	1.30%	1.27%
Ratio of net investment income (loss) to average net assets	(0.75)%[5]	(0.62)%	(0.01)%	0.17%	0.21%	0.41%
Portfolio turnover rate	6%[4]	25%	20%	21%	26%	21%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

68

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.18	$17.17	$16.58	$15.94	$13.89	$12.29
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.08)	0.04	0.06	0.07	0.08
Net realized and unrealized gain	2.80	9.44	0.59	1.16	2.05	1.77
Total from investment operations	2.73	9.36	0.63	1.22	2.12	1.85
Less Distributions:
From net investment income	-	(0.01)	(0.04)	(0.05)	(0.07)	(0.06)
From net realized gain	-	(0.34)	-	(0.53)	- [2]	(0.19)
Total distributions	-	(0.35)	(0.04)	(0.58)	(0.07)	(0.25)
Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	-2
Net asset value, end of period	$28.91	$26.18	$17.17	$16.58	$15.94	$13.89
Total return[3]	10.43%[4]	54.73%	3.79%	8.25%	15.30%	15.38%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,858,895	$22,891,438	$12,088,860	$7,420,808	$5,576,795	$3,664,917
Ratio of expenses to average net assets	1.04%[5]	1.05%	1.04%	1.03%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets	(0.50)%[5]	(0.37)%	0.21%	0.38%	0.46%	0.66%
Portfolio turnover rate	6%[4]	25%	20%	21%	26%	21%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

69

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.89	$12.71	$12.91	$12.43	$10.28	$9.44
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.19)	(0.05)	0.14	0.13	0.11
Net realized and unrealized gain (loss)	0.61	7.54	(0.10)	0.42	2.11	0.80
Net increase from payment by affiliates	-	-	-	- [2]	-	-
Total from investment operations	0.54	7.35	(0.15)	0.56	2.24	0.91
Less Distributions:
From net investment income	-	-	(0.03)	(0.08)	(0.09)	(0.07)
From net realized gain	-	(0.17)	(0.02)	-	-	-
Total distributions	-	(0.17)	(0.05)	(0.08)	(0.09)	(0.07)
Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	- [2]
Net asset value, end of period	$20.43	$19.89	$12.71	$12.91	$12.43	$10.28
Total return[3]	2.71%[4]	57.93%	(1.17)%	4.64%[5]	21.87%	9.71%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,278	$55,369	$26,583	$6,540	$8,950	$6,955
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.51%[6]	1.53%	1.69%	2.05%	2.26%	2.59%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.49%[7]	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.68)%[6]	(1.07)%	(0.59)%	(0.88)%	(1.17)%	(1.47)%
After fees waived and expenses absorbed	(0.67)%[6]	(1.04)%	(0.39)%	1.17%	1.09%	1.12%
Portfolio turnover rate	16%[4]	35%	23%	48%	47%	50%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

70

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.06	$12.78	$12.96	$12.47	$10.32	$9.47
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.15)	(0.02)	0.14	0.13	0.11
Net realized and unrealized gain (loss)	0.61	7.60	(0.11)	0.43	2.11	0.81
Net increase from payment by affiliates	-	-	-	- [2]	-	-
Total from investment operations	0.57	7.45	(0.13)	0.57	2.24	0.92
Less Distributions:
From net investment income	-	-	(0.03)	(0.08)	(0.09)	(0.07)
From net realized gain	-	(0.17)	(0.02)	-	-	-
Total distributions	-	(0.17)	(0.05)	(0.08)	(0.09)	(0.07)
Redemption fee proceeds[1]	-	-	-	- [2]	-	-
Net asset value, end of period	$20.63	$20.06	$12.78	$12.96	$12.47	$10.32
Total return[3]	2.84%[4]	58.39%	(1.01)%	4.70%[5]	21.79%	9.79%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,493,865	$2,116,203	$315,868	$50,850	$22,251	$19,758
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.26%[6]	1.28%	1.45%	1.80%	2.01%	2.34%
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%[7]	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.43)%[6]	(0.82)%	(0.35)%	(0.63)%	(0.92)%	(1.22)%
After fees waived and expenses absorbed	(0.42)%[6]	(0.79)%	(0.15)%	1.17%	1.09%	1.12%
Portfolio turnover rate	16%[4]	35%	23%	48%	47%	50%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $327 for losses from a trade error. Payments had no impact to the total return.
[6]	Annualized.
[7]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

71

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020		2019	2018	2017
Net asset value, beginning of period	$25.28	$17.39	$16.68		$14.96	$13.00	$12.80
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.15)	(0.05)		(0.08)	(0.04)	0.17
Net realized and unrealized gain	2.55	8.87	1.08		2.21	2.22	1.52
Total from investment operations	2.44	8.72	1.03		2.13	2.18	1.69
Less Distributions:
From net investment income	-	-	-		-	(0.04)	(0.25)
From net realized gain	-	(0.83)	(0.32)		(0.41)	(0.18)	(1.25)
Total distributions	-	(0.83)	(0.32)		(0.41)	(0.22)	(1.50)
Redemption fee proceeds[1]	-	-	-		- [2]	- [2]	0.01
Net asset value, end of period	$27.72	$25.28	$17.39		$16.68	$14.96	$13.00
Total return[3]	9.65%[4]	50.55%	6.15%		14.59%	16.81%	14.40%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,343	$21,378	$8,865		$4,541	$3,540	$2,526
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%[5]	1.44%	1.50%		1.73%	2.29%	5.52%
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.28	%6	1.40%	1.40%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.91)%[5]	(0.80)%	(0.52)%		(0.83)%	(1.13)%	(4.22)%
After fees waived and expenses absorbed	(0.84)%[5]	(0.66)%	(0.30)%		(0.50)%	(0.24)%	1.30%
Portfolio turnover rate	13%[4]	56%	37%		48%	38%	46%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.30%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

72

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.70	$17.63	$16.87	$15.06	$13.05	$12.85
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.09)	(0.01)	(0.04)	- [2]	0.16
Net realized and unrealized gain	2.59	8.99	1.09	2.25	2.23	1.55
Total from investment operations	2.51	8.90	1.08	2.21	2.23	1.71
Less Distributions:
From net investment income	-	-	-	-	(0.04)	(0.26)
From net realized gain	-	(0.83)	(0.32)	(0.41)	(0.18)	(1.25)
Total distributions	-	(0.83)	(0.32)	(0.41)	(0.22)	(1.51)
Redemption fee proceeds[1]	-	-	-	0.01	- [2]	- [2]
Net asset value, end of period	$28.21	$25.70	$17.63	$16.87	$15.06	$13.05
Total return[3]	9.77%[4]	50.89%	6.38%	15.09%	17.13%	14.35%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$552,195	$468,073	$245,101	$93,974	$32,124	$11,760
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.12%[5]	1.19%	1.27%	1.48%	2.04%	5.27%
After fees waived and expenses absorbed	1.05%[5]	1.05%	1.05%[6]	1.15%	1.15%	0.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.66)%[5]	(0.55)%	(0.29)%	(0.58)%	(0.88)%	(3.97)%
After fees waived and expenses absorbed	(0.59)%[5]	(0.41)%	(0.07)%	(0.25)%	0.01%	1.30%
Portfolio turnover rate	13%[4]	56%	37%	48%	38%	46%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.05%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.15%.

See accompanying Notes to Financial Statements.

73

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021	For the Year Ended April 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$28.63	$16.80	$15.57	$14.79	$11.58	$10.08
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.19)	(0.10)	(0.09)	(0.05)	(0.02)
Net realized and unrealized gain	4.05	12.76	1.33	1.37	3.41	1.51
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-	0.01
Total from investment operations	3.94	12.57	1.23	1.28	3.36	1.50
Less Distributions:
From net realized gain	-	(0.74)	-	(0.50)	(0.15)	-
Total distributions	-	(0.74)	-	(0.50)	(0.15)	-
Redemption fee proceeds[1]	-	-	-	- [2]	- [2]	-
Net asset value, end of period	$32.57	$28.63	$16.80	$15.57	$14.79	$11.58
Total return[3]	13.76%[4]	75.46%[5]	7.90%	9.29%	29.18%	14.88%[6]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$955,616	$768,496	$86,504	$11,922	$2,705	$1,755
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.25%[7]	1.34%	1.79%	4.34%	11.35%	19.60%
After fees waived and expenses absorbed	1.25%[7]	1.25%	1.25%[8]	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.73)%[7]	(0.84)%	(1.17)%	(3.55)%	(10.33)%	(18.43)%
After fees waived and expenses absorbed	(0.73)%[7]	(0.75)%	(0.63)%	(0.61)%	(0.38)%	(0.23)%
Portfolio turnover rate	38%[4]	82%	67%	81%	58%	59%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	The Advisor reimbursed the Fund $1,927 for losses from a trade error. Payments had impact of 0.10% to the total return.
[7]	Annualized.

[8]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

74

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	(0.06)	6.75	(0.68)
Total from investment operations	(0.15)	6.59	(0.73)
Less Distributions:
From net realized gain	-	(0.15)	-
Total distributions	-	(0.15)	-
Net asset value, end of period	$15.56	$15.71	$9.27
Total return[2]	(0.95)%[3]	71.37%	(7.30)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109	$78	$31
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%[4]	2.33%	10.10%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.43)%[4]	(2.08)%	(9.69)%[4]
After fees waived and expenses absorbed	(1.21)%[4]	(1.25)%	(1.09)%[4]
Portfolio turnover rate	28%[3]	51%	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

75

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	(0.07)	6.78	(0.68)
Total from investment operations	(0.14)	6.64	(0.72)
Less Distributions:
From net realized gain	-	(0.15)	-
Total distributions	-	(0.15)	-
Net asset value, end of period	$15.63	$15.77	$9.28
Total return[2]	(0.89)%[3]	71.84%	(7.20)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,726	$58,164	$4,993
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.47%[4]	2.08%	9.85%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.18)%[4]	(1.83)%	(9.43)%[4]
After fees waived and expenses absorbed	(0.96)%[4]	(1.00)%	(0.83)%[4]
Portfolio turnover rate	28%[3]	51%	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

76

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	(0.13)	4.47	(2.27)
Total from investment operations	(0.18)	4.40	(2.29)
Net asset value, end of period	$11.93	$12.11	$7.71
Total return[2]	(1.49)%[3]	57.07%	(22.90)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170	$161	$27
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%[4]	1.97%	15.49%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%[5]	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.31)%[4]	(1.43)%	(14.51)%[4]
After fees waived and expenses absorbed	(0.77)%[4]	(0.71)%	(0.52)%[4]
Portfolio turnover rate	15%[3]	32%	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

77

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)		For the Year Ended April 30, 2021	For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$12.17		$7.73	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.05)	(0.01)
Net realized and unrealized gain (loss)	(0.14)		4.49	(2.26)
Total from investment operations	(0.17)		4.44	(2.27)
Net asset value, end of period	$12.00		$12.17	$7.73
Total return[2]	(1.40)%[3]		57.44%	(22.70)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,362		$99,267	$4,716
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%[4]		1.72%	15.24%[4]
After fees waived and expenses absorbed	1.00%[4]		1.00%[5]	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.06)%[4]		(1.18)%	(14.26)%[4]
After fees waived and expenses absorbed	(0.52	)%4	(0.46)%	(0.27)%[4]
Portfolio turnover rate	15%[3]		32%	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

78

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(0.68)	7.95	0.66
Net increase from payments by affiliates (Note 3)	-	- [2]	-
Total from investment operations	(0.72)	7.78	0.65
Less Distributions:
From net realized gain	-	(0.38)	-
Total distributions	-	(0.38)	-
Net asset value, end of period	$17.33	$18.05	$10.65
Total return[3]	(3.99)%[4]	73.73%[5]	6.50%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$214	$177	$11
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.91%[6]	6.21%	18.03%[6]
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.88)%[6]	(5.72)%	(17.69)%[6]
After fees waived and expenses absorbed	(0.47)%[6]	(1.01)%	(1.16)%[6]
Portfolio turnover rate	25%[4]	57%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

79

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(0.68)	7.95	0.66
Net increase from payments by affiliates (Note 3)	-	- [2]	-
Total from investment operations	(0.70)	7.83	0.65
Less Distributions:
From net realized gain	-	(0.38)	-
Total distributions	-	(0.38)	-
Net asset value, end of period	$17.40	$18.10	$10.65
Total return[3]	(3.87)%[4]	74.20%[5]	6.50%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,824	$13,605	$2,391
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.66%[6]	5.96%	17.78%[6]
After fees waived and expenses absorbed	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.63)%[6]	(5.47)%	(17.42)%[6]
After fees waived and expenses absorbed	(0.22)%[6]	(0.76)%	(0.89)%[6]
Portfolio turnover rate	25%[4]	57%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.

See accompanying Notes to Financial Statements.

80

WCM Sustainable Developing World Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$15.11	$10.99	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	(0.03)	0.03
Net realized and unrealized gain (loss)	(0.19)	4.59	0.96
Total from investment operations	(0.15)	4.56	0.99
Less Distributions:
From net investment income	-	(0.03)	-
From net realized gain	-	(0.41)	-
Total distributions	-	(0.44)	-
Net asset value, end of period	$14.96	$15.11	$10.99
Total return[2]	(0.99)%[3]	41.48%	10.00%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34	$24	$11
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.19%[4]	32.13%	71.14%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.20)%[4]	(30.87)%	(66.39)%[4]
After fees waived and expenses absorbed	0.49%[4]	(0.24)%	3.25%[4]
Portfolio turnover rate	19%[3]	41%	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

81

WCM Sustainable Developing World Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$15.15	$10.99	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	-	0.03
Net realized and unrealized gain (loss)	(0.19)	4.60	0.96
Total from investment operations	(0.13)	4.60	0.99
Less Distributions:
From net investment income	-	(0.03)	-
From net realized gain	-	(0.41)	-
Total distributions	-	(0.44)	-
Net asset value, end of period	$15.02	$15.15	$10.99
Total return[2]	(0.86)%[3]	41.73%	10.10%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,740	$1,495	$571
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.94%[4]	31.88%	70.89%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(11.95)%[4]	(30.62)%	(66.08)%[4]
After fees waived and expenses absorbed	0.74%[4]	0.01%	3.56%[4]
Portfolio turnover rate	19%[3]	41%	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

82

WCM Sustainable International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$14.90	$10.92	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.02)	0.01
Net realized and unrealized gain	0.76	4.22	0.91
Total from investment operations	0.79	4.20	0.92
Less Distributions:
From net realized gain	-	(0.22)	-
Total distributions	-	(0.22)	-
Net asset value, end of period	$15.69	$14.90	$10.92
Total return[2]	5.30%[3]	38.49%	9.30%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18	$17	$11
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.51%[4]	29.79%	69.30%[4]
After fees waived and expenses absorbed	1.50%[4]	1.50%	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.59)%[4]	(28.46)%	(66.82)%[4]
After fees waived and expenses absorbed	0.42%[4]	(0.17)%	0.98%[4]
Portfolio turnover rate	15%[3]	19%	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

83

WCM Sustainable International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Year Ended April 30, 2021	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$14.92	$10.92	$10.00
Income from Investment Operations:
Net investment income[1]	0.05	0.01	0.01
Net realized and unrealized gain	0.76	4.23	0.91
Total from investment operations	0.81	4.24	0.92
Less Distributions:
From net investment income	-	(0.02)	-
From net realized gain	-	(0.22)	-
Total distributions	-	(0.24)	-
Net asset value, end of period	$15.73	$14.92	$10.92
Total return[2]	5.43%[3]	38.83%	9.30%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,911	$2,751	$596
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.26%[4]	29.54%	69.05%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(6.34)%[4]	(28.21)%	(66.62)%[4]
After fees waived and expenses absorbed	0.67%[4]	0.08%	1.18%[4]
Portfolio turnover rate	15%[3]	19%	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

84

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)		For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$14.22		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)		(0.03)
Net realized and unrealized gain	1.14		4.25
Total from investment operations	1.12		4.22
Net asset value, end of period	$15.34		$14.22
Total return[2]	7.88%[3]		42.20%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63		$49
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.51	%4	18.35%[4]
After fees waived and expenses absorbed	1.50%[4]		1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.31)%[4]		(17.16)%[4]
After fees waived and expenses absorbed	(0.30)%[4]		(0.31)%[4]
Portfolio turnover rate	6%[3]		12%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

85

WCM Focused International Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period June 29, 2020* through April 30, 2021
Net asset value, beginning of period	$14.24	$10.00
Income from Investment Operations:
Net investment loss[1]	- [2]	(0.01)
Net realized and unrealized gain	1.15	4.25
Total from investment operations	1.15	4.24
Net asset value, end of period	$15.39	$14.24
Total return[3]	8.08%[4]	42.40%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,606	$3,194
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.26%[5]	18.10%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.06)%[5]	(16.91)%[5]
After fees waived and expenses absorbed	(0.05)%[5]	(0.06)%[5]
Portfolio turnover rate	6%[4]	12%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

86

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$10.85	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.07)	- [2]
Net realized and unrealized gain	1.65	0.85
Total from investment operations	1.58	0.85
Net asset value, end of period	$12.43	$10.85
Total return[3]	14.56%[4]	8.50%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$101	$11
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.14%[5]	60.78%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(18.75)%[5]	(59.25)%[5]
After fees waived and expenses absorbed	(1.11)%[5]	0.03%[5]
Portfolio turnover rate	20%[4]	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

87

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2021 (Unaudited)	For the Period March 30, 2021* through April 30, 2021
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)	- [2]
Net realized and unrealized gain	1.64	0.86
Total from investment operations	1.59	0.86
Net asset value, end of period	$12.45	$10.86
Total return[3]	14.64%[4]	8.60%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,638	$766
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.89%[5]	60.53%[5]
After fees waived and expenses absorbed	1.25%[5]	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(18.50)%[5]	(59.00)%[5]
After fees waived and expenses absorbed	(0.86)%[5]	0.28%[5]
Portfolio turnover rate	20%[4]	3%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

88

WCM International Long-Term Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period September 29, 2021* through October 31, 2021 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.64
Total from investment operations	0.63
Net asset value, end of period	$10.63
Total return[2]	6.30%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	44.29%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(44.22)%[4]
After fees waived and expenses absorbed	(1.43)%[4]
Portfolio turnover rate	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

89

WCM International Long-Term Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period September 29, 2021* through October 31, 2021 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.65
Total from investment operations	0.64
Net asset value, end of period	$10.64
Total return[2]	6.40%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$521
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	44.04%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(43.97)%[4]
After fees waived and expenses absorbed	(1.18)%[4]
Portfolio turnover rate	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

90

WCM Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2021 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM Focused Small Cap Fund (“Small Cap” or “Small Cap Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Sustainable Developing World Fund (”Sustainable Developing World” or “Sustainable Developing World Fund”), WCM Sustainable International Fund (”Sustainable International” or “Sustainable International Fund”), WCM Focused International Value Fund (“International Value” or “International Value Fund”), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”) and WCM International Long-Term Growth Fund (“International Long-Term Growth” or “International Long-Term Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, Sustainable International Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund are diversified Funds. The China Quality Growth Fund and Sustainable Developing World Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
Small Cap Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Sustainable Developing World Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
Sustainable International Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Value Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
International Long-Term Growth Fund	Provide long-term capital appreciation	9/29/2021	9/29/2021

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

91

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at part and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

92

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The International Value Fund incurred offering costs of approximately $11,332, were amortized over a one-year period from June 29, 2020 (commencement of operations).

The International Opportunities Fund incurred offering costs of approximately $9,736, which are being amortized over a one-year period from March 30, 2021 (commencement of operations).

The International Long-Term Growth Fund incurred offering costs of approximately $11,208, which are being amortized over a one-year period from September 29, 2021 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Participation Certificates

The Funds may invest in participation certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These participation certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s participation certificates are not subject to any master netting agreement.

93

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

At October 31, 2021, Emerging Markets Fund and China Quality Growth Fund had unrealized appreciation (depreciation) of $21,565,580 and $165,473, respectively, as a result of its investments in these financial instruments. The aggregate market values of these certificates for Emerging Markets and China Quality Growth Fund represented 1.8%, and 3.7%, respectively, of the total market value of investments at October 31, 2021.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of October 31, 2021, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

94

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

(h) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund, Sustainable International Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 31, 2022 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund and August 31, 2031 for the Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, Sustainable Developing World Fund, Sustainable International Fund, International Value Fund, International Opportunities Fund, and International Long-Term Growth Fund and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

95

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
Global Growth Fund	0.85%	1.30%	1.05%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	1.00%	1.50%	1.25%
Small Cap Fund	1.00%	1.25%	1.00%
China Quality Growth Fund	1.00%	1.50%	1.25%
Sustainable Developing World Fund	1.00%	1.50%	1.25%
Sustainable International Fund	0.85%	1.50%	1.25%
International Value Fund	0.85%	1.50%	1.25%
International Opportunities Fund	1.00%	1.50%	1.25%
International Long-Term Growth Fund	0.85%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The table below contains the advisory fees waived and absorbed other expenses for the periods ended October 31, 2021:

Advisory Fees Waived and Other Expenses Absorbed
International Growth Fund	$-
Emerging Markets Fund	105,464
Global Growth Fund	193,875
International Small Cap Growth Fund	19,420
Small Cap Growth Fund	63,379
Small Cap Fund	275,239
China Quality Growth Fund	181,959
Sustainable Developing World Fund	130,944
Sustainable International Fund	122,040
International Value Fund	143,370
International Opportunities Fund	193,687
International Long-Term Growth Fund	19,708
96

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, for Emerging Markets, Global Growth , International Small Cap Growth, and for Small Cap Growth, Small Cap, China Quality Growth, Sustainable Developing World, Sustainable International, International Value, International Opportunities and International Long-Term Growth Funds three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below. The total is the amount of these potentially recoverable expenses as of October 31, 2021.

	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
2022	$-	$194,149	$232,018
2023	225,653	313,198	192,336
2024	376,409	560,831	325,930
2025	105,464	193,875	19,420
Total	$707,526	$1,262,053	$769,704

	Small Cap Growth Fund	Small Cap Fund	China Quality Growth Fund
2023	$122,609	$123,415	$32,031
2024	254,994	421,601	322,890
2025	63,379	275,239	181,959
Total	$440,982	$820,255	$536,880

	Sustainable Developing World Fund	Sustainable International Fund	International Value Fund
2023	$32,187	$32,114	$-
2024	296,104	287,224	227,076
2025	130,944	122,040	143,370
Total	$459,235	$441,378	$370,446

	International Opportunities Fund	International Long-Term Growth Fund
2024	$33,627	$-
2025	193,687	19,708
Total	$227,314	$19,708

The Advisor reimbursed the China Quality Growth Fund $1,692 for losses from a trade error during the period ended April 30, 2021. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.10% impact to the total return.

97

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The Advisor reimbursed the International Small Cap Growth Fund $2,951 for losses from a trade error during the period ended April 30, 2021. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended October 31, 2021 are reported on the Statements of Operations.

Natixis Distribution, LLC, an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended October 31, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended October 31, 2021, are reported on the Statements of Operations.

98

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$18,174,802,014	$2,315,795,181	$414,313,711

Gross unrealized appreciation	$10,960,353,119	$449,890,245	$169,998,236
Gross unrealized depreciation	(462,050,660)	(186,655,006)	(8,625,745)
Net unrealized appreciation on investments	$10,498,302,459	$263,235,239	$161,372,491

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$768,957,553	$47,933,476	$88,907,591

Gross unrealized appreciation	$211,083,809	$12,310,106	$20,634,585
Gross unrealized depreciation	(28,591,002)	(3,338,725)	(3,926,144)
Net unrealized appreciation on investments	$182,492,807	$8,971,381	$16,708,441

	China Quality Growth Fund	Sustainable Developing World Fund	Sustainable International Fund
Cost of investments	$15,655,949	$2,637,894	$3,562,910

Gross unrealized appreciation	$2,505,108	$304,988	$512,308
Gross unrealized depreciation	(1,638,282)	(113,165)	(127,098)
Net unrealized appreciation on investments	$866,826	$191,823	$385,210
99

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

	International Value Fund	International Opportunities Fund	International Long-Term Growth Fund
Cost of investments	$5,979,841	$12,774,185	$496,673

Gross unrealized appreciation	$976,535	$517,264	$36,359
Gross unrealized depreciation	(144,258)	(320,810)	(4,000)
Net unrealized appreciation on investments	$832,277	$196,454	$32,359

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$-	$67,237,247	$6,694,647
Undistributed long-term capital gains	771,452,055	24,306,742	35,482,270
Tax accumulated earnings	771,452,055	91,543,989	42,176,917

Accumulated capital and other losses	(22,155,230)	-	-
Unrealized appreciation (depreciation) on foreign currency	680,866	(3,903)	(148)
Unrealized appreciation on investments	8,377,256,802	217,207,314	125,883,114
Unrealized Non-U.S. Taxes	-	(2,718,984)	-
Deferred compensation	(45,624)	(6,756)	(5,934)
Total accumulated earnings	$9,127,188,869	$306,021,660	$168,053,949

100

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Undistributed ordinary income	$24,827,933	$1,369,450	$2,010,378
Undistributed long-term capital gains	10,439,596	659,120	56,520
Tax accumulated earnings	32,267,529	2,028,570	2,066,898

Accumulated capital and other losses	-	-	-
Unrealized appreciation (depreciation) on foreign currency	767	-	-
Unrealized appreciation on investments	118,989,055	12,072,294	22,728,882
Deferred compensation	(5,946)	(1,575)	(1,659)
Non-US Taxes	(1,434,994)	-	-
Total accumulated earnings	$152,816,411	$14,099,289	$24,794,121

	China Quality Growth Fund	Sustainable Developing World Fund	Sustainable International Fund
Undistributed ordinary income	$846,738	$41,612	$22,340
Undistributed long-term capital gains	167,658	10,755	-
Tax accumulated earnings	1,014,396	52,367	22,340

Accumulated capital and other losses	-	-	-
Unrealized appreciation (depreciation) on foreign currency	(4)	9	24
Unrealized appreciation on investments	1,716,127	254,139	302,667
Deferred compensation	(687)	(683)	(683)
Total accumulated earnings	$2,729,832	$305,832	$324,348

101

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

	International Value Fund	International Opportunities Fund
Undistributed ordinary income	$3,055	$775
Undistributed long-term capital gains	-	-
Tax accumulated earnings	3,055	775

Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on foreign currency	(23)	(1)
Unrealized appreciation on investments	455,120	46,379
Deferred compensation	(442)	-
Total accumulated earnings	$457,710	$47,153

The tax character of the distributions paid during the fiscal years ended April 30, 2021 and April 30, 2020, for the Funds were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$12,092,088	$23,950,350	$1,183,044	$211,608
Net long-term capital gains	288,803,428	-	9,619,505	120,361
Total distributions paid	$300,895,516	$23,950,350	$10,802,549	$331,969

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$-	$-	$5,789,942	$-
Net long-term capital gains	15,435,711	2,534,389	5,740,011	-
Total distributions paid	$15,435,711	$2,534,389	$11,529,953	$-

	Small Cap Growth Fund		China Quality Growth Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$409,672	$-	$173,185	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$409,672	$-	$173,185	$-
102

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

	Sustainable Developing World Fund		Sustainable International Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary Income	$33,162	$-	$17,696	$-
Net long-term capital gains	-	-	-	-
Total distributions paid	$33,162	$-	$17,696	$-

The Focused International Growth Fund, Small Cap Growth Fund, and Small Cap Fund utilized $78,751,023, $266,716, and $82,026, respectively, of capital loss carryforward for the tax year ended April 30, 2021. At April 30, 2021, the remaining Funds did not have accumulated capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2021, International Growth Fund had qualified Late-Year Losses of $22,155,230.

As of April 30, 2021, the Funds did not have qualified Post October Losses.

Note 5 – Redemption Fee

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the periods ended October 31, 2021, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$3,016,149,128	$1,536,575,334
Emerging Markets Fund	624,557,807	378,145,627
Global Growth Fund	96,024,326	67,125,529
International Small Cap Growth Fund	393,686,149	323,622,549
Small Cap Growth Fund	18,716,804	15,059,954
Small Cap Fund	27,834,954	14,277,103
China Quality Growth Fund	6,083,632	3,666,740
Sustainable Developing World Fund	1,643,977	369,182
Sustainable International Fund	1,511,857	488,874
International Value Fund	3,395,691	274,551
International Opportunities Fund	11,573,175	601,868
International Long-Term Growth Fund	468,433	-
103

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended October 31, 2021, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the periods ended October 31, 2021, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
104

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as October 31, 2021, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$27,914,413,738	$-	$-	$27,914,413,738
Short-Term Investments	758,690,735	-	-	758,690,735
Total Investments	$28,673,104,473	$-	$-	$28,673,104,473
105

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$94,906,917	$-	$-	$94,906,917
Brazil	97,586,907	-	-	97,586,907
China	748,669,770	-	-	748,669,770
Cyprus	28,010,394	-	-	28,010,394
Hong Kong	155,462,690	-	-	155,462,690
India	352,173,723	-	-	352,173,723
Indonesia	40,395,377	-	-	40,395,377
Mexico	101,550,998	-	-	101,550,998
Netherlands	37,276,404	-	-	37,276,404
Peru	21,952,086	-	-	21,952,086
Poland	31,629,350	-	-	31,629,350
Russia	64,893,625	35,893,970	-	100,787,595
South Africa	34,893,846	-	-	34,893,846
South Korea	113,050,057	-	-	113,050,057
Taiwan	235,120,272	-	-	235,120,272
Thailand	17,126,259	-	-	17,126,259
United Kingdom	48,142,890	-	-	48,142,890
United States	136,711,606	-	-	136,711,606
Participation Certificates
China	-	47,203,595	-	47,203,595
Short-Term Investments	136,379,684	-	-	136,379,684
Total Investments	$2,495,932,855	$83,097,565	$-	$2,579,030,420

Global Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$559,191,230	$-	$-	$559,191,230
Short-Term Investments	16,494,972	-	-	16,494,972
Total Investments	$575,686,202	$-	$-	$575,686,202

International Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$925,484,469	$-	$-	$925,484,469
Short-Term Investments	25,965,891	-	-	25,965,891
Total Investments	$951,450,360	$-	$-	$951,450,360
106

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$55,160,077	$-	$-	$55,160,077
Short-Term Investments	1,744,780	-	-	1,744,780
Total Investments	$56,904,857	$-	$-	$56,904,857

Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$100,013,700	$-	$-	$100,013,700
Short-Term Investments	5,602,332	-	-	5,602,332
Total Investments	$105,616,032	$-	$-	$105,616,032

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
China	$11,624,181	$-	$-	$11, 624,181
Hong Kong	2,597,188	-	-	2,597,188
Taiwan	322,563	-	-	322,563
Participation Certificates
China	-	595,952	-	595,952
Short-Term Investments	1,382,891	-	-	1,382,891
Total Investments	$15,926,823	$595,952	$-	$16,522,775

Sustainable Developing World Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,631,725	$-	$-	$2,631,725
Short-Term Investments	197,992	-	-	197,992
Total Investments	$2,829,717	$-	$-	$2,829,717

Sustainable International Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$3,805,012	$-	$-	$3,805,012
Short-Term Investments	143,108	-	-	143,108
Total Investments	$3,948,120	$-	$-	$3,948,120

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$6,634,016	$-	$-	$6,634,016
Short-Term Investments	178,102	-	-	178,102
Total Investments	$6,812,118	$-	$-	$6,812,118
107

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

International Opportunities Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$11,939,629	$-	$-	$11,939,629
Short-Term Investments	1,031,010	-	-	1,031,010
Total Investments	$12,970,639	$-	$-	$12,970,639

International Long-Term Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock[1]	$500,792	$-	$-	$500,792
Short-Term Investments	28,240	-	-	28,240
Total Investments	$529,032	$-	$-	$529,032

*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invests and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

108

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021 (Unaudited)

The Funds declared the payment of a distribution to be paid, on December 8, 2021, to shareholders of record on December 7, 2021 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
International Growth Fund	Institutional	$1.27370	$0.00000	$0.00000
International Growth Fund	Investor	$1.27370	$0.00000	$0.00000
Emerging Markets Fund	Institutional	$0.28256	$0.53329	$0.00000
Emerging Markets Fund	Investor	$0.28256	$0.53329	$0.00000
Global Growth Fund	Institutional	$2.30733	$0.33314	$0.00000
Global Growth Fund	Investor	$2.30733	$0.33314	$0.00000
International Small Cap Growth Fund	Institutional	$1.81317	$1.11324	$0.00000
Small Cap Growth Fund	Institutional	$0.67201	$0.59302	$0.00000
Small Cap Growth Fund	Investor	$0.67201	$0.59302	$0.00000
Small Cap Fund	Institutional	$0.34753	$0.40879	$0.00000
Small Cap Fund	Investor	$0.34753	$0.40879	$0.00000
China Quality Growth Fund	Institutional	$0.35893	$0.95195	$0.00000
China Quality Growth Fund	Investor	$0.35893	$0.95195	$0.00000
Sustainable Developing World Fund	Institutional	$0.26507	$0.20850	$0.01315
Sustainable Developing World Fund	Investor	$0.26507	$0.20850	$0.00000
Sustainable International Fund	Institutional	$0.33231	$0.07943	$0.03258
Sustainable International Fund	Investor	$0.33231	$0.07943	$0.00813
International Value Fund	Institutional	$0.00000	$0.00396	$0.00105
International Value Fund	Investor	$0.00000	$0.00396	$0.00000
International Opportunities Fund	Institutional	$0.00000	$0.01369	$0.00000
International Opportunities Fund	Investor	$0.00000	$0.01369	$0.00000

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds Financial Statements.

109

WCM International Long-Term Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited)

At a meeting held on December 8-9, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) with respect to the WCM International Long-Term Growth Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the approval of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of the WCM Focused International Growth Fund (the “Focused International Growth Fund”), which was managed using similar strategies as those that the Investment Advisor would use to manage the Fund, for the one-, three-, and five-year periods ended September 30, 2020; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Foreign Large Growth fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Focused International Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the returns of the MSCI All Country World Index ex-U.S. and the median returns of the Peer Group and Fund Universe. The Trustees considered the Investment Advisor’s indication that the Fund would be more aggressive than the Focused International Growth Fund and that it would have higher upside capture than the Focused International Growth Fund.

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor.

110

WCM International Long-Term Growth Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.015%, and higher than the Fund Universe median by 0.09%. The Trustees considered that the Fund’s proposed advisory fee was the same as the advisory fee for the Focused International Growth Fund. The Trustees also noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.25% and 0.39%, respectively. The Trustees considered, however, the Investment Advisor’s assertion that many of the funds in the Peer Group and Fund Universe were part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $50 million. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee for the Fund during the first year of operations, and determined that the Investment Advisor’s anticipated profit from its relationship with the Fund was reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

111

WCM Focused International Growth Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	10 Years
Investor Class shares	37.16%	19.61%	13.41%
Institutional Class shares	37.54%	19.89%	13.67%
MSCI ACWI ex USA Index	29.66%	9.77%	6.66%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Expense ratios for the Investor Class and Institutional Class shares were 1.30% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

112

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	21.06%	16.59%	9.45%	6/28/13
Institutional Class shares	21.39%	16.72%	9.59%	6/28/13
MSCI EM Index	16.96%	9.39%	6.06%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.53% and 1.50%, respectively, and for the Institutional Class shares were 1.28% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

113

WCM Focused Global Growth Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	33.84%	20.75%	16.17%	6/28/13
Institutional Class shares	34.13%	21.05%	16.42%	6/28/13
MSCI ACWI Index	37.28%	14.72%	11.35%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.44% and 1.30%, respectively, and the Institutional Class shares were 1.19% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

114

WCM International Small Cap Growth Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	49.50%	26.85%	23.81%	11/30/15
MSCI ACWI ex USA Small Cap Index	38.83%	11.21%	10.29%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Institutional Class shares were 1.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

115

WCM Small Cap Growth Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	36.70%	25.40%	10/30/19
Institutional Class shares	37.08%	25.68%	10/30/19
Russell 2000 Growth Index	38.45%	24.88%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 2.33% and 1.50%, respectively, and the Institutional Class shares were 2.08% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

116

WCM Focused Small Cap Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	40.02%	9.21%	10/30/19
Institutional Class shares	40.35%	9.53%	10/30/19
Russell 2000 Value Index	64.30%	18.46%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.97% and 1.25%, respectively, and the Institutional Class shares were 1.72% and 1.00%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

117

WCM China Quality Growth Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	16.64%	43.65%	3/31/20
Institutional Class shares	16.95%	44.01%	3/31/20
MSCI China All Shares Index	-0.59%	21.36%	3/31/20
MSCI China Index	-9.21%	14.51%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI CI Index measures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). These indexes do not reflect expenses, fees, or sales charge, which would lower performance. The indexes are unmanaged and are not available for investment.

Gross and net expense ratios for the Investor Class shares were 6.21% and 1.50%, respectively, and the Institutional Class shares were 5.96% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

118

WCM Sustainable Developing World Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	16.02%	31.33%	3/31/20
Institutional Class shares	16.41%	31.67%	3/31/20
MSCI Emerging Markets Index	16.96%	31.51%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI EMI Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 32.14% and 1.51%, respectively, and the Institutional Class shares were 31.89% and 1.26%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

119

WCM Sustainable International Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	28.76%	34.17%	3/31/20
Institutional Class shares	29.02%	34.48%	3/31/20
MSCI ACWI ex USA Index	29.66%	32.64%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 29.79% and 1.50%, respectively, and the Institutional Class shares were 29.54% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

120

WCM Focused International Value Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Average Annual Total Returns as of October 31, 2021	1 Year	Since Inception	Inception Date
Investor Class shares	44.58%	37.63%	6/29/20
Institutional Class shares	44.92%	37.96%	6/29/20
MSCI ACWI ex USA Index	29.66%	25.26%	6/29/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 18.35% and 1.50%, respectively, and the Institutional Class shares were 18.10% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

121

WCM Focused International Opportunities Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	14.56%	24.30%	3/30/21
Institutional Class shares	14.64%	24.50%	3/30/21
MSCI ACWI ex USA Index	1.77%	4.50%	3/30/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current period ended October 31, 2021 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

122

WCM Focused International Long-Term Growth Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

Total Returns as of October 31, 2021	1 Month	Since Inception (Cumulative)	Inception Date
Investor Class shares	7.05%	6.30%	9/29/21
Institutional Class shares	7.15%	6.40%	9/29/21
MSCI ACWI ex USA Index	2.39%	2.44%	9/29/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Gross and net expense ratios for the Investor Class shares were 1.74% and 1.50%, respectively, and the Institutional Class shares were 1.49% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2021. For the Fund’s current period ended October 31, 2021 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

123

WCM Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021, except for the International Long-Term Growth Fund, which is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from September 29, 2021 (commencement of operations) to October 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$1,102.70	$6.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.69	6.58
Institutional Class	Actual Performance	1,000.00	1,104.30	5.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.95	5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
124

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$1,027.10	$7.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.64	7.63
Institutional Class	Actual Performance	1,000.00	1,028.40	6.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$1,096.50	$6.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.61
Institutional Class	Actual Performance	1,000.00	1,097.70	5.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.91	5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/1/21	10/31/21	5/1/21 – 10/31/21
Actual Performance	$1,000.00	$1,137.60	$6.74
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

125

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$990.50	$7.52
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	991.10	6.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$985.10	$6.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.35
Institutional Class	Actual Performance	1,000.00	986.00	5.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.17	5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.00% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365. The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

China Quality Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$960.10	$7.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.62
Institutional Class	Actual Performance	1,000.00	961.30	6.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

126

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

Sustainable Developing World Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$990.10	$7.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.66	7.61
Institutional Class	Actual Performance	1,000.00	991.40	6.27
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

Sustainable International Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$1,053.00	$7.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.63	7.64
Institutional Class	Actual Performance	1,000.00	1,054.30	6.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.91	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Value Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$1,078.80	$7.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance	1,000.00	1,080,80	6.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.36

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

127

WCM Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

International Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$1,000.00	$1,145.60	$8.09
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.67	7.61
Institutional Class	Actual Performance	1,000.00	1,146.40	6.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.93	6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

International Long-Term Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		9/29/21^	10/31/21	9/29/21^ – 10/31/21
Investor Class	Actual Performance*	$1,000.00	$1,063.00	$1.40
		5/1/21	10/31/21	5/1/21 – 10/31/21
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.65	7.63
Institutional Class	Actual Performance*	1,000.00	1,064.00	1.17
		5/1/21	10/31/21	5/1/21 – 10/31/21
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.90	6.36

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the since inception period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.
128

WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management, LLC

281 Brooks Street

Laguna Beach, California 92651

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund - Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund - Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund - Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund - Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund – Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund – Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund – Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund – Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund – Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund – Institutional Class	WCMCX	46143U 807
WCM Sustainable Developing World Fund – Investor Class	WCMUX	46143U 864
WCM Sustainable Developing World Fund – Institutional Class	WCMDX	46143U 856
WCM Sustainable International Fund – Investor Class	WESGX	46143U 880
WCM Sustainable International Fund – Institutional Class	WCMMX	46143U 872
WCM Focused International Value Fund – Investor Class	WLIVX	46143U 831
WCM Focused International Value Fund – Institutional Class	WCMVX	46143U 823
WCM Focused International Opportunities Fund - Investor Class	WCFOX	46143U 690
WCM Focused International Opportunities Fund - Institutional Class	WCMOX	46143U 682
WCM International Long-Term Growth Fund - Investor Class	WILGX	46143U724
WCM International Long-Term Growth Fund - Institutional Class	WCMTX	46143U716

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/07/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/07/2022